UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Money Market Portfolio

BlackRock Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2011

Date of reporting period: 09/30/2010

Item 1	–	Report to Stockholders

September 30, 2010

Semi-Annual Report (Unaudited)

BlackRock FundsSM

•	BlackRock Money Market Portfolio

•	BlackRock U.S. Treasury Money Market Portfolio

•	BlackRock Municipal Money Market Portfolio

•	BlackRock New Jersey Municipal Money Market Portfolio

•	BlackRock North Carolina Municipal Money Market Portfolio

•	BlackRock Ohio Municipal Money Market Portfolio

•	BlackRock Pennsylvania Municipal Money Market Portfolio

•	BlackRock Virginia Municipal Money Market Portfolio

Not FDIC Insured

No Bank Guarantee

May Lose Value

2	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Dear Shareholder

The global economic recovery that began in 2009 has continued on its choppy course this year, delivering mixed economic data and gradual if uneven improvement of investor sentiment. The risks of a double-dip recession continue to recede, but the economy remains mired in a slow-growth environment. The major short-term ambiguities that kept market participants on the fence—the US financial reform bill, political uncertainty, European bank stress test results, and European sovereign funding—have all abated to some degree, allowing market conditions to regain some degree of normalcy and demonstrate growth. In the United States, the National Bureau of Economic Research declared that the “Great Recession” ended in June 2009. Spanning December 2007 to June 2009, this marked the longest reported recession since the Great Depression. Structural problems of ongoing deleveraging and weak spending among businesses and households weigh heavily on the pace of economic growth. The Federal Reserve Board has made it clear that additional policy action will be needed to combat the slow pace of growth, high unemployment, and deflation risks.

The high levels of volatility experienced in global equity markets throughout 2009 continued into 2010 as uncertainty driven by mixed economic data and lingering credit issues caused stocks to trade in both directions, but by the end of the first quarter, most markets had managed to post gains. The second quarter, in contrast, brought higher levels of volatility and a “flight to quality” as investor sentiment was dominated by fears of a double-dip recession. Global equity markets saw negative quarterly returns – and for many markets, the first significant downturn since the bull market began in March 2009. As the end of the 12-month period drew near, economic data turned less negative and strong corporate earnings reports became increasingly consistent. These factors along with the anticipation of further quantitative easing drove equity markets higher in the third quarter, with most markets recapturing their second quarter losses and moving into positive territory year-to-date. International equities turned positive, posting gains on both a six- and 12-month basis. In the US, both large and small cap equities posted robust gains for the 12-month period; however large cap stocks remain negative on a six-month basis while small caps turned positive.

In fixed income markets, yields fluctuated but generally declined over the past 12 months amid heightened uncertainty. Weak economic data, lingering credit problems and, near the end of the period, the expectation of additional quantitative easing drove interest rates lower and bond prices higher. Treasuries rallied over the period, modestly outperforming the credit spread sectors of the market. Corporate credit spreads benefited from the low interest rate environment and high yield fixed income became increasingly attractive due to declining default rates and better-than-expected results on European bank stress tests. Tax-exempt municipal bonds performed well over the 12-month period, driven primarily by technical factors including favorable supply-and-demand dynamics.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Against this backdrop, the major market averages posted the following returns:

Total Returns as of September 30, 2010	6-month	12-month
US large cap equities (S&P 500 Index)	(1.42)%	10.16%
US small cap equities (Russell 2000 Index)	0.25	13.35
International equities (MSCI Europe, Australasia, Far East Index)	0.20	3.27
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.07	0.13
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	13.20	10.23
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	6.05	8.16
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	5.51	5.81
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	6.55	18.24

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As global economic conditions continue to improve, investors across the world continue to face uncertainty about the future of economic growth. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. We thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Information as of September 30, 2010

BlackRock Money Market Portfolio

Portfolio Composition	Percent of Net Assets
Certificates of Deposit	30%
Commercial Paper	26
U.S. Government Sponsored Agency Obligations	16
Municipal Bonds	12
U.S. Treasury Obligations	10
Corporate Notes	3
Repurchase Agreements	3
Master Notes	1
Closed-End Investment Companies	1
Liabilities in Excess of Other Assets	(2)

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.03%	0.03%
Service	0.00%	0.00%
Hilliard Lyons	0.00%	0.00%
Investor A	0.00%	0.00%
Investor B	0.00%	0.00%
Investor C	0.00%	0.00%

BlackRock U.S. Treasury Money Market Portfolio

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	53%
U.S. Treasury Obligations	47

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

BlackRock Municipal Money Market Portfolio

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	77%
Municipal Bonds	21
Municipal Put Bonds	4
Liabilities in Excess of Other Assets	(2)

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.09%	0.09%
Service	0.00%	0.00%
Hilliard Lyons	0.02%	0.02%
Investor A	0.03%	0.03%

BlackRock New Jersey Municipal Money Market Portfolio

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	74%
Municipal Bonds	25
Commercial Paper	1

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.04%	0.04%
Service	0.00%	0.00%
Investor A	0.01%	0.01%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

4	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Fund Information (concluded) as of September 30, 2010

BlackRock North Carolina Municipal Money Market Portfolio

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	90%
Municipal Bonds	12
Liabilities in Excess of Other Assets	(2)

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.04%	0.04%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

BlackRock Ohio Municipal Money Market Portfolio

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	77%
Municipal Bonds	23

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.02%	0.02%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

BlackRock Pennsylvania Municipal Money Market Portfolio

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	92%
Municipal Bonds	5
Municipal Put Bonds	1
Commercial Paper	4
Liabilities in Excess of Other Assets	(2)

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

BlackRock Virginia Municipal Money Market Portfolio

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	93%
Municipal Bonds	2
Other Assets Less Liabilities	5

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.03%	0.03%
Service	0.00%	0.00%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

BLACKROCK FUNDS	SEPTEMBER 30, 2010	5

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, and (b) operating expenses including advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on April 1, 2010 and held through September 30, 2010) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables below provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in each Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical tables are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[1]
	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During the Period[2]	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During the Period[2]	Annualized Expense Ratio
BlackRock Money Market Portfolio
Institutional	$1,000.00	$1,000.10	$1.86	$1,000.00	$1,023.21	$1.88	0.37%
Service	$1,000.00	$1,000.00	$1.96	$1,000.00	$1,023.11	$1.98	0.39%
Hilliard Lyons	$1,000.00	$1,000.00	$1.80	$1,000.00	$1,023.26	$1.83	0.36%
Investor A	$1,000.00	$1,000.00	$1.96	$1,000.00	$1,023.11	$1.98	0.39%
Investor B	$1,000.00	$1,000.00	$1.91	$1,000.00	$1,023.16	$1.93	0.38%
Investor C	$1,000.00	$1,000.00	$1.96	$1,000.00	$1,023.11	$1.98	0.39%

BlackRock U.S. Treasury Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$1.10	$1,000.00	$1,023.97	$1.12	0.22%
Service	$1,000.00	$1,000.00	$1.10	$1,000.00	$1,023.97	$1.12	0.22%
Investor A	$1,000.00	$1,000.00	$1.10	$1,000.00	$1,023.97	$1.12	0.22%

BlackRock Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.20	$2.06	$1,000.00	$1,023.01	$2.08	0.41%
Service	$1,000.00	$1,000.00	$2.31	$1,000.00	$1,022.76	$2.33	0.46%
Hilliard Lyons	$1,000.00	$1,000.00	$2.21	$1,000.00	$1,022.86	$2.23	0.44%
Investor A	$1,000.00	$1,000.00	$2.26	$1,000.00	$1,022.81	$2.28	0.45%

BlackRock New Jersey Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.10	$1.96	$1,000.00	$1,023.11	$1.98	0.39%
Service	$1,000.00	$1,000.00	$2.06	$1,000.00	$1,023.01	$2.08	0.41%
Investor A	$1,000.00	$1,000.00	$2.06	$1,000.00	$1,023.01	$2.08	0.41%

BlackRock North Carolina Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.10	$1.45	$1,000.00	$1,023.61	$1.47	0.29%
Service	$1,000.00	$1,000.00	$1.55	$1,000.00	$1,023.51	$1.57	0.31%
Investor A	$1,000.00	$1,000.00	$1.55	$1,000.00	$1,023.51	$1.57	0.31%

1	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

2	For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

6	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Disclosure of Expenses

Expense Example (concluded)

	Actual			Hypothetical[1]
	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During the Period[2]	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During the Period[2]	Annualized Expense Ratio
BlackRock Ohio Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.30	$1.96	$1,000.00	$1,023.11	$1.98	0.39%
Service	$1,000.00	$1,000.00	$2.26	$1,000.00	$1,022.81	$2.28	0.45%
Investor A	$1,000.00	$1,000.10	$2.16	$1,000.00	$1,022.91	$2.18	0.43%

BlackRock Pennsylvania Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$1.60	$1,000.00	$1,023.46	$1.62	0.32%
Service	$1,000.00	$1,000.00	$1.60	$1,000.00	$1,023.46	$1.62	0.32%
Investor A	$1,000.00	$1,000.00	$1.60	$1,000.00	$1,023.46	$1.62	0.32%

BlackRock Virginia Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.10	$1.45	$1,000.00	$1,023.61	$1.47	0.29%
Service	$1,000.00	$1,000.00	$1.55	$1,000.00	$1,023.51	$1.57	0.31%

1	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

2	For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

BLACKROCK FUNDS	SEPTEMBER 30, 2010	7

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 1.1%
State Street Bank & Trust Co.,
0.39%, 10/12/10	$12,700	$12,700,000

Yankee — 28.9%(a)
Abbey National Treasury Services Plc, Connecticut,
0.28%, 11/17/10(b)	10,500	10,500,000
Banco Bilbao Vizcaya Argentaria S.A., New York,
0.35%, 12/13/10(b)	4,500	4,500,000
Banco Santander, New York,
0.85%, 11/01/10	12,700	12,700,000
Barclays Bank Plc, New York:
0.44%, 11/05/10	12,000	12,000,000
0.50%, 11/18/10	12,000	12,000,000
0.40%, 12/06/10	12,700	12,700,000
0.42%, 2/18/11	10,000	10,000,000
BNP Paribas S.A., New York:
0.58%, 10/15/10	10,000	10,000,000
0.42%, 11/03/10	12,700	12,700,000
Canadian Imperial Bank of Commerce, New York,
0.42%, 1/31/11(b)	12,700	12,700,000
Credit Agricole CIB, New York,
0.59%, 10/12/10	10,000	10,000,000
Dexia Credit Local S.A., New York — GTD,
1.63%, 10/18/10(c)
Lloyds TSB Bank Plc, New York:	21,000	21,000,000
0.62%, 2/11/11	12,200	12,200,000
0.48%, 3/15/11	12,300	12,300,000
Nordea Bank Finland Plc, New York,
0.36%, 10/01/10	10,000	10,000,000
Rabobank Nederland N.V., New York:
0.26%, 1/10/11(b)	5,000	5,000,000
0.57%, 1/18/11	7,000	7,000,000
Royal Bank of Canada, New York,
0.26%, 11/17/10(b)	10,000	10,000,000
Royal Bank of Scotland Plc, Connecticut:
0.50%, 10/28/10	16,000	16,000,000
0.67%, 2/09/11(b)	12,700	12,700,000
0.51%, 2/24/11	12,300	12,300,000
Societe Generale, New York:
0.57%, 10/18/10	15,000	15,000,000
0.46%, 10/27/10	14,000	14,000,051
Svenska Handelsbanken, New York,
0.43%, 10/25/10	7,000	7,000,023
Toronto Dominion Bank, New York:
0.26%, 11/05/10(b)	10,000	10,000,000
0.26%, 2/04/11(b)	4,000	4,000,000
Unicredit SpA, New York,
0.68%, 11/10/10	12,200	12,200,000
Westpac Banking Corp., New York:
0.31%, 10/19/10	8,655	8,655,000
0.32%, 10/21/10	8,865	8,865,000

		318,020,074

Total Certificates of Deposit — 30.0%		330,720,074

Commercial Paper
Antalis US Funding Corp.,
0.56%, 10/14/10(d)	17,750	17,746,410
Argento Variable Funding Co. LLC,
0.56%, 2/14/11(d)	11,700	11,675,248
Barton Capital LLC,
0.32%, 1/06/11(d)	15,000	14,987,067
BNP Paribas Finance, Inc.,
0.49%, 2/11/11(d)	12,700	12,677,009
BPCE S.A.,
0.46%, 11/03/10(d)	12,200	12,194,856
Cancara Asset Securitisation LLC,
0.38%, 11/03/10(d)	12,035	12,030,808
CIESCO LLC,
0.41%, 1/14/11(d)	13,000	12,984,454
Dexia Delaware LLC,
0.35%, 10/05/10(d)	10,000	9,999,617
Metlife Short Term Fund,
0.31%, 1/21/11(d)	7,400	7,392,863
Nieuw Amsterdam Receivables Corp.:
0.52%, 10/06/10(d)	13,000	12,999,061
0.37%, 1/07/11(d)	8,000	7,991,942
NRW.Bank,
0.39%, 2/15/11(d)	12,300	12,281,979
Old Line Funding LLC,
0.58%, 1/20/11(d)	11,000	10,980,328
Regency Markets No. 1 LLC,
0.47%, 10/15/10(d)	10,000	9,998,172
Romulus Funding Corp.:
0.55%, 10/01/10(d)	12,500	12,500,000
0.35%, 11/01/10(d)	12,500	12,496,233
Societe Generale North America, Inc.,
0.20%, 10/01/10(d)	25,000	25,000,000
Solitaire Funding LLC,
0.54%, 10/14/10(d)	10,000	9,998,050
Starbird Funding Corp.,
0.47%, 10/18/10(d)	14,000	13,996,893
State Street Corp.,
0.31%, 2/22/11(d)	10,000	9,987,600
Sydney Capital Corp.,
0.45%, 12/16/10(d)	8,000	7,992,400
Westpac Trust Securities, New Zealand,
0.38%, 11/05/10(b)	11,700	11,700,000
Windmill Funding Corp.,
0.40%, 3/01/11(d)	12,000	11,979,867

Total Commercial Paper — 25.6%		281,590,857

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	AGM	Assured Guaranty Municipal Corp.	PSF	Permanent School Fund
	AMT	Alternative Minimum Tax (subject to)	PUTTERS	Puttable Tax-Exempt Receipts
	BAN	Bond Anticipation Notes	RAN	Revenue Anticipation Notes
	COP	Certificates of Participation	RB	Revenue Bonds
	GO	General Obligation Bonds	ROC	Reset Option Certificates
	GTD	Guaranteed	SBPA	Stand-by Bond Purchase
	IDA	Industrial Development Authority		Agreement
	IDRB	Industrial Development Revenue Bonds	SPEARS	Short Puttable Exempt Adjustable Receipts
	ISD	Independent School District	TAN	Tax Anticipation Notes
	LOC	Letter of Credit	TECP	Tax-Exempt Commercial Paper
	MB	Municipal Bonds	TRAN	Tax Revenue Anticipation Notes
	MERLOTS	Municipal Exempt Receipts Liquidity	VRDN	Variable Rate Demand Notes
		Optional Tender	VRDP	Variable Rate Demand Preferred
	PCRB	Pollution Control Revenue Bonds

See Notes to Financial Statements.

8	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Corporate Notes	Par (000)	Value
Commonwealth Bank of Australia,
0.51%, 11/22/10(b)(e)	$7,500	$7,500,000
KBC Bank N.V., New York,
1.57%, 10/01/10(c)	9,570	9,570,000
Rabobank Nederland N.V.,
1.78%, 10/07/10(c)(e)	18,700	18,700,000

Total Corporate Notes — 3.2%		35,770,000

Master Notes(c) — 1.4%
Banc of America Securities LLC,
0.35%, 10/01/10	15,000	15,000,000

Municipal Bonds(c)
Brazos River Harbor Navigation District Brazoria County RB (JT Venture Project) Series 1998 VRDN (JPMorgan Chase Bank LOC),
0.36%, 10/01/10	10,400	10,400,000
California GO Series 2004C-11 VRDN (BNP Paribas LOC),
0.24%, 10/07/10	7,960	7,960,000
California GO Series 2004C-4 VRDN (JPMorgan Chase & Co. LOC),
0.25%, 10/01/10	15,600	15,600,000
California Housing Finance Agency Home Mortgage RB Series 2003U AMT VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.26%, 10/07/10	8,400	8,400,000
Harris County RB Municipal Trust Receipts Floaters Series 2008A VRDN (Societe Generale LOC),
0.27%, 10/07/10(e)(f)	8,060	8,060,000
Massachusetts Bay Transportation Authority RB (General Transportation System Project) Series 2000 VRDN (Dexia Credit Local SBPA),
0.27%, 10/07/10	7,000	7,000,000
Michigan State Housing Development Authority RB Series 2009D VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.28%, 10/07/10	7,040	7,040,000
New Hampshire Business Finance Authority RB (Alice Peck Day Health System Project) Series 2008 VRDN (TD Banknorth N.A. LOC),
0.28%, 10/01/10	8,740	8,740,000
New York City GO Series 2003A-3 VRDN (BNP Paribas LOC),
0.25%, 10/07/10	10,000	10,000,000
New York City Industrial Development Agency RB (New York Law School Project) Series 2006 VRDN (JPMorgan Chase Bank LOC),
0.23%, 10/07/10	9,550	9,550,000
Park Village Assisted Living LLC (Bank One N.A. LOC),
0.36%, 10/07/10	6,145	6,145,000
Pennsylvania Economic Development Financing Authority Wastewater Treatment RB (Sunoco, Inc. Project) Series 2009B VRDN (JPMorgan Chase Bank LOC),
0.23%, 10/07/10	8,000	8,000,000
San Francisco City & County COP Municipal Trust Receipts Floaters Series 2010-B001 VRDN (Morgan Stanley Bank Liquidity Facility),
0.30%, 10/07/10(e)(f)	6,000	6,000,000
Savannah College Georgia RB (Art & Design Project) Series 2004 VRDN (Bank of America N.A. LOC),
0.30%, 10/07/10	5,600	5,600,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 VRDN (Bank One N.A. LOC),
0.27%, 10/07/10	14,800	14,800,000

Total Municipal Bonds — 12.1%		133,295,000

Closed-End Investment Companies — 0.7%	Par (000)	Value
Nuveen New York Select Quality Municipal Fund Series 2010-1-1648 VRDP (Citibank N.A. Liquidity Facility),
0.52%, 10/07/10(c)(e)	$7,600	$7,600,000

U.S. Government Sponsored Agency
Obligations
Fannie Mae Discount Notes:(d)
0.24%, 10/13/10	15,000	14,998,800
0.26%, 1/12/11	12,000	11,991,073
0.30%, 1/21/11	15,000	14,986,000
Fannie Mae Variable Rate Notes:(b)
0.25%, 7/26/12	11,000	10,996,003
0.29%, 9/17/12	12,200	12,195,154
Federal Home Loan Bank Variable Rate Notes:(b)
0.48%, 10/08/10	12,000	11,999,931
0.47%, 10/06/11	12,000	11,995,056
Freddie Mac Variable Rate Notes:(b)
0.33%, 2/14/11	42,190	42,187,532
0.32%, 5/05/11	25,000	24,995,535
0.21%, 12/29/11	11,000	10,993,090
0.23%, 4/03/12	9,500	9,494,191

Total U.S. Government Sponsored Agency Obligations — 16.1%		176,832,365

U.S. Treasury Obligations
U.S. Treasury Bills:(d)
0.22%, 10/21/10	20,000	19,997,528
0.24%, 10/28/10	10,000	9,998,230
0.25%, 11/04/10	12,000	11,997,223
0.21%, 12/02/10	15,695	15,689,297
0.27%, 9/22/11	12,400	12,367,505
U.S. Treasury Notes:
0.88%, 1/31/11	12,700	12,726,395
0.88%, 5/31/11	13,175	13,230,627
4.88%, 5/31/11	10,200	10,512,599

Total U.S. Treasury Obligations — 9.7%		106,519,404

Repurchase Agreements — 2.9%
Deutsche Bank Securities Inc.,
0.24%, 10/01/10	31,728	31,728,000
(Purchased on 9/30/10 to be repurchased at $31,728,212, collateralized by Federal Home Loan Bank Bond 0.88% due at 8/22/12, par and fair value of $32,135,000 and $32,365,524, respectively)

Total Investments
(Cost — $1,119,055,700*) — 101.7%		1,119,055,700
Liabilities in Excess of Other Assets — (1.7)%		(18,670,580)

Net Assets — 100.0%		$1,100,385,120

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2010	9

Schedule of Investments (concluded)	BlackRock Money Market Portfolio

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$1,119,055,700	—	$1,119,055,700

1	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

10	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills:(a)
0.16%, 10/07/10	$2,404	$2,403,936
0.17%, 10/07/10	2,596	2,595,929
0.27%, 10/07/10	5,000	4,999,779
0.24%, 10/14/10	10,000	9,999,133
0.22%, 10/21/10	5,000	4,999,389
0.38%, 10/21/10	5,000	4,998,958
0.23%, 10/28/10	5,000	4,999,138
0.24%, 10/28/10	5,000	4,999,100
0.32%, 11/18/10	6,250	6,247,375
0.23%, 11/26/10	10,000	9,996,500
0.22%, 12/02/10	5,000	4,998,106
0.21%, 12/09/10	5,000	4,998,221
0.41%, 12/16/10	6,000	5,994,806
0.21%, 1/06/11	5,000	4,997,211
0.20%, 1/13/11	9,000	8,994,800
0.20%, 1/20/11	10,000	9,993,987
0.20%, 1/27/11	15,000	14,990,167
0.19%, 2/10/11	30,000	29,979,558
0.19%, 2/17/11	10,000	9,992,759
0.19%, 2/24/11	10,000	9,992,497
0.19%, 3/03/11	5,000	4,995,920
0.20%, 3/24/11	5,000	4,995,287
0.19%, 3/31/11	8,000	7,992,358
0.49%, 4/07/11	4,000	3,989,869
0.27%, 9/22/11	2,000	1,994,759
U.S. Treasury Notes, 0.88%, 2/28/11	7,000	7,018,930

Total U.S. Treasury Obligations — 46.6%		192,158,472

Repurchase Agreements
Barclays Capital Inc.,
0.25%, 10/01/10	10,000	10,000,000
(Purchased on 9/30/10 to be repurchased at $10,000,069, collateralized by U.S. Treasury Note, 3.50% due at 2/15/18, par and fair value of $9,191,800 and $10,200,003, respectively)
Barclays Capital, Inc.,
0.20%, 10/04/10	25,000	25,000,000
(Purchased on 7/21/10 to be repurchased at $25,010,417, collateralized by U.S. Treasury Bond, 3.63% due at 4/15/28, par and fair value of $13,909,100 and $25,500,181, respectively)
Deutsche Bank Securities Inc.,
0.20%, 10/04/10	20,000	20,000,000
(Purchased on 9/02/10 to be repurchased at $20,003,556, collateralized by U.S. Treasury Strip, 8.75% due at 5/15/20, par and fair value of $26,498,700 and $20,400,024, respectively)
Deutsche Bank Securities Inc.,
0.23%, 10/01/10	25,000	25,000,000
(Purchased on 9/30/10 to be repurchased at $25,000,160, collateralized by U.S. Treasury Note, 0.75% due at 8/15/13, par and fair value of $25,393,000 and $25,500,095, respectively)
HSBC Securities (USA) Inc.,
0.23%, 10/01/10	10,000	10,000,000

(Purchased on 9/30/10 to be repurchased at $10,000,064, collateralized by U.S. Treasury Strips, 0.00% due from 2/15/23 to 5/15/34, aggregate par and fair value of $16,729,437 and $10,201,443, respectively)

JPMorgan Securities Inc.,
0.24%, 10/01/10	10,000	10,000,000
(Purchased on 9/30/10 to be repurchased at $10,000,067, collateralized by U.S. Treasury Note, 3.00% due at 8/31/16, par and fair value of $9,430,000 and $10,201,999, respectively)
Morgan Stanley & Co.,
0.22%, 10/13/10	30,000	30,000,000
(Purchased on 8/17/10 to be repurchased at $30,010,450, collateralized by U.S. Treasury Note, 2.00% due at 1/15/14, par and fair value of $24,096,900 and $30,600,103, respectively)
Morgan Stanley & Co.,
0.22%, 10/15/10	10,000	10,000,000
(Purchased on 9/15/10 to be repurchased at $10,001,833, collateralized by U.S. Treasury Note, 3.00% due at 7/15/12, par and fair value of $7,876,800 and $10,200,035, respectively)
Morgan Stanley & Co.,
0.20%, 10/01/10	10,000	10,000,000
(Purchased on 9/30/10 to be repurchased at $10,000,056, collateralized by U.S. Treasury Bond, 2.38% due at 1/15/25, par and fair value of $7,615,900 and $10,200,119, respectively)
RBS Securities Inc.,
0.22%, 10/21/10	25,000	25,000,000
(Purchased on 7/22/10 to be repurchased at $25,013,903, collateralized by U.S. Treasury Note, 1.00% due at 9/30/11, par and fair value of $25,325,000 and $25,504,049, respectively)
RBS Securities Inc.,
0.20%, 10/07/10	25,000	25,000,000
(Purchased on 9/02/10 to be repurchased at $25,004,861, collateralized by U.S. Treasury Note, 4.00% due at 8/15/18, par and fair value of $22,310,000 and $25,503,232, respectively)
RBS Securities Inc.,
0.25%, 10/01/10	5,000	5,000,000
(Purchased on 9/30/10 to be repurchased at $5,000,035, collateralized by U.S. Treasury Note, 3.13% due at 5/15/19, par and fair value of $4,745,000 and $5,103,479, respectively)

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2010	11

Schedule of Investments (concluded)	BlackRock U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
UBS Securities LLC,
0.23%, 10/01/10	$14,083	$14,083,000
(Purchased on 9/30/10 to be repurchased at $14,083,090, collateralized by U.S. Treasury Bond, 8.00% due at 11/15/21, par and fair value of $20,045,000 and $14,365,650, respectively)

Total Repurchase Agreements — 53.1%		219,083,000

Total Investments (Cost — $411,241,472*) — 99.7%		411,241,472
Other Assets Less Liabilities — 0.3%		1,048,063

Net Assets — 100.0%		$412,289,535

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$411,241,472	—	$411,241,472

1	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

12	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 3.1%
Ak-Chin Indian Community RB Series 2008 VRDN (Bank of America N.A. LOC),
0.32%, 10/07/10(a)	$1,000	$1,000,000
Salt River Pima-Maricopa Indian Community RB Series 2006 VRDN (Bank of America N.A. LOC),
0.32%, 10/07/10(a)	2,400	2,400,000

		3,400,000

Arkansas — 2.5%
Bentonville Tax RB Series 2009 MB,
2.00%, 11/01/10	810	810,992
Little Rock Residential Housing & Public Facilities Board Capital Improvement RB (Park Systems Project) Series 2001 VRDN (Bank of America N.A. LOC),
0.29%, 10/07/10(a)	1,400	1,400,000
University of Arkansas RB (UALR Campus Project) Series 2009 MB,
2.00%, 10/01/10	500	500,000

		2,710,992

California — 1.8%
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.34%, 10/07/10(a)(b)(c)	2,016	2,016,000
Colorado — 2.9%
Colorado Educational & Cultural Facilities Authority RB (Parker & Denver High Schools Project) Series 2006 VRDN (Bank of America N.A. LOC),
0.30%, 10/01/10(a)	2,675	2,675,000
Southglenn Metropolitan District RB Series 2007 VRDN (BNP Paribas LOC),
0.28%, 10/07/10(a)	500	500,000

		3,175,000

Florida — 1.3%
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2007C VRDN (Bank of America N.A. LOC),
0.32%, 10/01/10(a)	1,090	1,090,000
Pasco County School Board COP Series 2008C VRDN (Bank of America N.A. LOC),
0.30%, 10/07/10(a)	300	300,000

		1,390,000

Georgia — 2.3%
Georgia GO Series 2000D MB,
5.25%, 10/01/10	250	250,000
Meriwether County IDA RB (Crown Technology LLC Project) Series 2010 AMT VRDN (Columbus Bank & Trust LOC, Federal Home Loan Bank LOC),
0.37%, 10/07/10(a)	2,250	2,250,000

		2,500,000

Illinois — 6.1%
Chicago GO Series 2003B-2 VRDN (JPMorgan Chase Bank SBPA),
0.29%, 10/01/10(a)	1,300	1,300,000
Decatur Park GO Series 2010A MB,
1.50%, 12/15/10	100	100,526
Illinois GO Series 2003B VRDN (DEPFA Bank Plc SBPA),
2.75%, 10/07/10(a)	5,200	5,200,000

		6,600,526

Indiana — 3.4%
Indiana Finance Authority RB (Lease Appropriation Project) Series 2008A-1 VRDN (JPMorgan Chase Bank SBPA),
0.30%, 10/01/10(a)	3,700	3,700,000
Maryland — 2.0%
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC),
0.30%, 10/07/10(a)	1,155	1,155,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999B VRDN (Manufacturers and Traders Trust Co. LOC),
0.30%, 10/07/10(a)	1,050	1,050,000

		2,205,000

Massachusetts — 2.6%
Massachusetts Development Finance Agency RB (ISO New England, Inc. Project) Series 2005 VRDN (TD Bank N.A. LOC),
0.23%, 10/07/10(a)	2,800	2,800,000
Mississippi — 1.8%
Perry County PCRB (Leaf River Forest Products, Inc. Project) Series 2002 VRDN (Bank of America N.A. LOC),
0.30%, 10/07/10(a)	2,000	2,000,000
Missouri — 1.6%
Taney County IDRB (Keeter Heights Project) Series 2006 AMT VRDN (U.S. Bank N.A. LOC),
0.36%, 10/07/10(a)	1,745	1,745,000
New Jersey — 11.4%
Burlington Township GO Series 2010 Notes,
1.50%, 3/24/11	800	803,753
Chatham GO Series 2010 BAN,
1.25%, 6/01/11	500	501,990
Edison Township GO Series 2010 BAN,
1.00%, 9/02/11	3,000	3,005,744
Galloway Township GO Series 2010 BAN,
1.00%, 9/07/11	1,300	1,302,521
Montclair Township GO Series 2010 Notes,
1.50%, 3/10/11	400	401,831
Ocean City GO Series 2010 BAN,
1.25%, 3/11/11	1,000	1,003,114
Old Bridge Township GO Series 2009 BAN,
2.00%, 10/19/10	1,000	1,000,636
Plainsboro Township GO Series 2009 BAN,
1.25%, 12/09/10	2,700	2,704,374
Readington Township GO Series 2010 BAN,
1.00%, 2/03/11	700	701,359
Upper Saddle River GO Series 2010 BAN,
1.25%, 2/25/11	200	200,641
Watchung GO Series 2010 BAN,
1.00%, 3/01/11	800	801,713

		12,427,676

New York — 13.0%
Metropolitan Transportation Authority RB Series 2010 RAN,
2.00%, 12/31/10	3,750	3,765,027
Nassau County Industrial Development Agency RB (Clinton Plaza Senior Housing Project) Series 2004 VRDN (Fannie Mae Insurance, Fannie Mae Liquidity Facility),
0.41%, 10/07/10(a)	250	250,000

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2010	13

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2000C VRDN (Dexia Credit Local SPBA),
0.31%, 10/01/10(a)	$5,000	$5,000,000
New York Liberty Development Corp. RB (World Trade Center Project) Series 2009A Municipal Put Bonds (U.S. Government Securities Guaranty),
0.50%, 1/18/11(a)	4,000	4,000,000
New York Thruway Authority RB Series 2009 BAN,
3.00%, 7/15/11	100	101,576
Rockland County IDRB (Northern River Assisted Living Project) Series 1999 VRDN (Manufacturers and Traders Trust Co. LOC),
0.37%, 10/07/10(a)	1,065	1,065,000

		14,181,603

North Carolina — 6.5%
Guilford County Industrial Facilities PCRB (Recreational Facilities-YMCA Project) Series 2002 VRDN (Branch Banking & Trust Co. LOC),
0.27%, 10/07/10(a)	1,315	1,315,000
North Carolina Ports Authority RB Series 2008 VRDN (Branch Banking & Trust Co. LOC),
0.27%, 10/07/10(a)	3,700	3,700,000
Pender County GO Series 2010 BAN,
1.25%, 7/06/11	2,000	2,010,360

		7,025,360

Ohio — 3.5%
Ohio Higher Educational Facility Commission RB Series 1999 MB,
5.25%, 10/01/10	500	500,000
Ohio Water Development Authority Facilities PCRB (First Energy Nuclear Project) Series 2006B VRDN (Wells Fargo Bank N.A. LOC),
0.28%, 10/01/10(a)	2,300	2,300,000
Summit County Civic Facility RB (Akron Area Electric Junction Project) Series 2001 VRDN (KeyBank N.A. LOC),
0.45%, 10/07/10(a)	1,005	1,005,000
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC, Manufacturers and Traders Trust Co. SBPA),
0.27%, 10/07/10(a)	35	35,000

		3,840,000

Pennsylvania — 12.1%
Berks County IDRB (Zenith Properties LP Project) Series 2006 VRDN (Wachovia Bank N.A. LOC),
0.49%, 10/07/10(a)	5,870	5,870,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN (Kimberly-Clark Tissue Co. Guaranty),
0.31%, 10/07/10(a)	2,500	2,500,000
Delaware River Joint Toll Bridge Commission RB Series 2007B-2 VRDN (Dexia Credit Local LOC),
0.30%, 10/07/10(a)	4,765	4,765,000

		13,135,000

Tennessee — 2.1%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN,
0.36%, 4/28/11(a)	1,300	1,300,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC),
0.30%, 10/07/10(a)	960	960,000

		2,260,000

Texas — 3.7%
Houston ISD GO (Schoolhouse Project) Series 2003 (PSF-GTD Insurance),
5.00%, 2/15/11	500	508,570
Houston Water & Sewer System RB Municipal Trust Receipts Floaters Series 2007-2043 VRDN (Branch Banking & Trust Co. Liquidity Facility),
0.27%, 10/07/10(a)(b)(c)	1,320	1,320,000
Texas Public Finance Authority GO Series 2009A MB,
2.50%, 10/01/10	2,150	2,150,000

		3,978,570

Utah — 4.7%
Salt Lake City RB (Spring Air Project) Series 2003 AMT VRDN (U.S. Bank N.A. LOC),
0.43%, 10/07/10(a)	2,115	2,115,000
Utah GO Municipal Trust Receipts Floaters Series 2009-2987 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.27%, 10/07/10(a)(b)(c)	3,050	3,050,000

		5,165,000

Virginia — 5.2%
Alexandria IDRB (American Correctional Assoc. Project) Series 2006 VRDN (Bank of America N.A. LOC),
0.50%, 10/07/10(a)	2,725	2,725,000
Alexandria IDRB (Goodwin House Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC),
0.27%, 10/01/10(a)	2,450	2,450,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN,
0.39%, 4/28/11(a)	500	500,000

		5,675,000

Washington — 0.2%
Seattle GO Series 2007 MB,
5.00%, 12/01/10	100	100,732
Yakima County Public Corp. RB (Michelsen Packaging Co. Project) Series 2000 AMT VRDN (Bank of America N.A. LOC),
0.55%, 10/07/10(a)	80	80,000

		180,732

Wisconsin — 1.8%
Amery IDRB (Plastech Corp. Project) Series 1997 AMT VRDN (U.S. Bank N.A. LOC),
0.42%, 10/07/10(a)	2,000	2,000,000

Total Municipal Bonds — 95.6%		104,111,459

See Notes to Financial Statements.

14	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Closed-End Investment Companies	Par (000)	Value
Multi-State — 6.0%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank Liquidity Facility),
0.47%, 10/07/10(a)(b)	$5,500	$5,500,000
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509 VRDP (Deutsche Bank A.G. Liquidity Facility),
0.49%, 10/07/10(a)(b)	1,000	1,000,000

Total Closed-End Investment Companies — 6.0%		6,500,000

Total Investments (Cost — $110,611,459*) — 101.6%		110,611,459
Liabilities in Excess of Other Assets — (1.6)%		(1,778,349)

Net Assets — 100.0%		$108,833,110

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$110,611,459	—	$110,611,459

1	See above Schedule of Investments for values in each state.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2010	15

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 79.3%
Belmar GO Series 2010 BAN,
1.25%, 4/29/11	$400	$401,050
Bloomfield Township Parking Authority Project Note RB Series 2010 BAN (Municipal Government Guaranty Insurance),
1.00%, 2/02/11	300	300,263
Burlington GO Series 2010 BAN,
1.25%, 6/23/11	600	601,337
Butler GO Series 2010 BAN,
1.25%, 8/26/11	100	100,591
Cape May GO Series 2010,
1.25%, 7/21/11	900	903,656
Chatham GO Series 2009 BAN,
1.50%, 10/01/10	300	300,000
Chatham GO Series 2010 BAN,
1.25%, 6/01/11	400	401,592
Chester GO Series 2010 BAN,
1.25%, 2/25/11	1,000	1,002,924
Cinnaminson Township GO Series 2010 BAN,
1.25%, 10/18/10	300	300,099
Cranford Township GO Series 2010 BAN,
1.00%, 2/04/11	500	500,927
Edison Township GO Series 2010 BAN,
1.00%, 9/02/11	600	601,149
Essex County Improvement Authority RB (Pooled Governmental Loan Program Project) Series 1986 VRDN (Wells Fargo Bank N.A. LOC),
0.23%, 10/07/10(a)	2,000	2,000,000
Freehold Township GO Series 2009 BAN,
1.50%, 12/22/10	300	300,434
Galloway Township GO Series 2010 BAN,
1.00%, 9/07/11	1,000	1,001,939
Glen Rock GO Series 2010 BAN,
1.00%, 1/21/11	1,795	1,798,015
Hudson County Improvement Authority RB Series 2010C-1 (County-Guaranty Insurance),
1.25%, 1/19/11	500	500,852
Kearny GO Series 2010 BAN,
1.50%, 6/29/11	800	801,461
Livingston Township GO Series 2010 BAN,
1.25%, 2/11/11	100	100,263
Lower Township Municipal Utilities Authority RB Series 2010B,
2.00%, 9/23/11	300	304,231
Manchester Township GO Series 2009 BAN,
1.00%, 10/29/10	500	500,084
Margate GO Series 2010 BAN,
1.00%, 1/28/11	400	400,322
Metuchen GO Series 2010 BAN,
1.50%, 5/26/11	1,000	1,003,919
Montclair Township GO Series 2009 BAN,
1.50%, 12/17/10	150	150,330
Montclair Township GO Series 2009 TAN,
1.50%, 12/17/10	1,400	1,403,264
Montclair Township GO Series 2010 Notes,
1.50%, 3/10/11	200	200,915
New Jersey Economic Development Authority Multi-Mode IDRB (V&S Amboy Galvanizing LLC Project) Series 1999 AMT VRDN (KeyBank N.A. LOC),
0.55%, 10/07/10(a)	1,120	1,120,000
New Jersey Economic Development Authority RB (Blair Academy Project) Series 2007 VRDN (Wells Fargo Bank N.A. LOC),
0.22%, 10/07/10(a)	3,700	3,700,000
New Jersey Economic Development Authority RB (Hamilton Industrial Development Project) Series 1998 VRDN (Wells Fargo Bank N.A. LOC),
0.44%, 10/01/10(a)	1,145	1,145,000
New Jersey Economic Development Authority RB (J. James Realty Co. Project) Series 1998 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.44%, 10/07/10(a)	190	190,000
New Jersey Economic Development Authority RB (Jewish Family Service Project) Series 2002 VRDN (Wells Fargo Bank N.A. LOC),
0.37%, 10/07/10(a)	660	660,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.35%, 10/07/10(a)	2,000	2,000,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2001 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.35%, 10/07/10(a)	465	465,000
New Jersey Economic Development Authority RB (Paddock Realty LLC Project) Series 2006 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.44%, 10/07/10(a)	1,000	1,000,000
New Jersey Economic Development Authority RB (Pennington Montessori School Project) Series 1998 VRDN (Wells Fargo Bank N.A. LOC),
0.37%, 10/07/10(a)	915	915,000
New Jersey Economic Development Authority RB (Presbyterian Homes Assisted Living Project) Series 2006B VRDN (TD Bank N.A. LOC),
0.22%, 10/07/10(a)	1,225	1,225,000
New Jersey Economic Development Authority RB (School Facilities Construction Project) Sub-Series 2006R-1 VRDN (Bank of Nova Scotia LOC, Lloyds TSB Bank Plc LOC),
0.27%, 10/01/10(a)	2,100	2,100,000
New Jersey Economic Development Authority RB (School Facilities Construction Project) Sub-Series 2006R-2 VRDN (Bank of Nova Scotia LOC, Lloyds TSB Bank Plc LOC),
0.23%, 10/01/10(a)	2,245	2,245,000
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2009-3008 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.34%, 10/07/10(a)(b)(c)	5,138	5,137,500
New Jersey Economic Development Authority RB Series 2006R-2 VRDN (Bank of Nova Scotia LOC),
0.33%, 10/04/10	900	900,000
New Jersey Economic Development Authority Thermal Energy Facilities RB (Marina Energy LLC Project) Series 2001A AMT VRDN (Wells Fargo Bank N.A. LOC),
0.27%, 10/07/10(a)	600	600,000
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC),
0.22%, 10/07/10(a)	1,200	1,200,000
New Jersey Higher Education Assistance Authority Student Loan RBC Municipal Products, Inc. Trust Series 2008L-36 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility),
0.32%, 10/07/10(a)(b)	3,800	3,800,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2005 AMT VRDN (Dexia Credit Local LOC),
0.41%, 10/07/10(a)	1,925	1,925,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2008Z AMT VRDN (BNP Paribas SBPA),
0.26%, 10/07/10(a)	780	780,000

See Notes to Financial Statements.

16	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)

New Jersey Tobacco Settlement Financing Corp. RB Municipal Trust Receipts Floaters Series 2008-2959 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),

0.34%, 10/07/10(a)(b)(c)	$450	$450,000
New Jersey Transportation Trust Fund Authority RB (Transportation System Project) Series 2009D VRDN (Sumitomo Mitsui Banking LOC),
0.25%, 10/07/10(a)	1,100	1,100,000
New Jersey Transportation Trust Fund Authority RB SPEARS (Transportation System Project) Series 2007DB-447 VRDN (FSA Insurance, Deutsche Bank A.G. Liquidity Facility, Deutsche Bank A.G. Guaranty),
0.28%, 10/07/10(a)(b)(c)	3,245	3,245,000
New Jersey Turnpike Authority RB Series 2003C-2 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.35%, 10/07/10(a)	2,200	2,200,000
New Jersey Turnpike Authority RB Series 2003C-3 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.35%, 10/07/10(a)	2,300	2,300,000
New Jersey Turnpike Authority RB Series 2009 ROC-RR-II-R-10380 VRDN (BHAC-CR Insurance, FSA-CR Insurance, Citibank N.A. Liquidity Facility),
0.28%, 10/07/10(a)(b)(c)	1,400	1,400,000
North Wildwood GO Series 2010 BAN,
1.50%, 5/20/11	800	802,805
Ocean City GO Series 2010 BAN,
1.25%, 3/11/11	400	401,246
Palisades Park GO Series 2010 BAN,
1.25%, 4/21/11	250	250,659
Plainsboro Township GO Series 2009 BAN,
1.25%, 12/09/10	1,400	1,402,288
Port Authority of New York & New Jersey RB PUTTERS Series 2006-1546 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.27%, 10/07/10(a)(b)(c)	915	915,000
Port Authority of New York & New Jersey Special Obligation RB (Versatile Structure Obligation Project) Series 1996-4 AMT VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.28%, 10/01/10(a)	1,000	1,000,000
Readington Township GO Series 2010 BAN,
1.00%, 2/03/11	300	300,582
Secaucus GO Series 2010 BAN,
1.25%, 6/17/11	500	501,089
South Orange Village Township GO Series 2010A BAN,
1.25%, 2/01/11	400	401,033
Stafford Township GO Series 2009 BAN,
1.25%, 12/01/10	900	900,910
Union Township GO Series 2010 BAN,
1.25%, 10/15/10	900	900,174
Upper Saddle River GO Series 2010 BAN,
1.25%, 2/25/11	100	100,321
Verona Township GO Series 2010 BAN,
1.25%, 12/15/10	400	400,581
Watchung GO Series 2010 BAN,
1.00%, 3/01/11	300	300,642
West Orange Township GO Series 2009 BAN,
1.00%, 10/26/10	400	400,157

		66,659,604

Puerto Rico — 13.9%
Commonwealth of Puerto Rico GO (Public Improvements Project) Series 2003-C5 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.27%, 10/07/10(a)	1,000	1,000,000
Commonwealth of Puerto Rico GO Austin Trust Certificates Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.40%, 10/07/10(a)(b)	10,700	10,700,000

		11,700,000

Total Municipal Bonds — 93.2%		78,359,604

Closed-End Investment Companies
New Jersey — 7.1%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2010-1-1443 VRDP (Citibank N.A. Liquidity Facility),
0.52%, 10/07/10(a)(b)	4,000	4,000,000
Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2010-1-886 VRDP (Citibank N.A. Liquidity Facility),
0.52%, 10/07/10(a)(b)	2,000	2,000,000

Total Closed-End Investment Companies — 7.1%		6,000,000

Total Investments (Cost — $84,359,604*) — 100.3%		84,359,604
Liabilities in Excess of Other Assets — (0.3)%		(266,561)

Net Assets — 100.0%		$84,093,043

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2010	17

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Money Market Portfolio

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$84,359,604	—	$84,359,604

1	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

18	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock North Carolina Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina — 94.5%
Ahoskie GO Series 2010 BAN,
1.00%, 11/17/10	$2,750	$2,751,767
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1011 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
0.33%, 10/07/10(a)(b)(c)	4,800	4,800,000
Charlotte Housing Authority RB (Stonehaven East Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC),
0.28%, 10/07/10(a)	3,100	3,100,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005B VRDN (Wells Fargo Bank N.A. LOC, Wells Fargo Bank N.A. SBPA),
0.26%, 10/01/10(a)	400	400,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2007H VRDN (Wells Fargo Bank N.A. LOC),
0.26%, 10/01/10(a)	100	100,000
Columbus County Water & Sewer District No. IV GO Series 2010 BAN,
1.00%, 10/13/10	1,875	1,875,306
Mecklenburg County COP Series 2006 VRDN (Branch Banking & Trust SBPA),
0.27%, 10/07/10(a)	1,845	1,845,000
Mecklenburg County GO Series 2009D VRDN,
0.37%, 4/28/11(a)	3,945	3,945,000
New Hanover County RB (New Hanover County Project) Series 2010 MB,
2.00%, 12/01/10	1,000	1,002,758
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.27%, 10/07/10(a)	740	740,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.27%, 10/07/10(a)	140	140,000
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2006A VRDN (Citibank N.A. Liquidity Facility),
0.27%, 10/07/10(a)(b)(c)	1,000	1,000,000
North Carolina Capital Facilities Finance Agency RB PUTTERS (Duke University Project) Series 2008-3248 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.30%, 10/01/10(a)(b)(c)	1,000	1,000,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1991B VRDN,
0.23%, 10/07/10(a)	1,000	1,000,000
North Carolina GO Series 2002F VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.30%, 10/07/10(a)	2,700	2,700,000
North Carolina Medical Care Commission Health Care Facilities RB (Novant Health Group Project) Series 2004B VRDN (JPMorgan Chase Bank SBPA),
0.28%, 10/07/10(a)	1,200	1,200,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001A VRDN (Bank of America N.A. SBPA),
0.28%, 10/07/10(a)	1,000	1,000,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001B VRDN (Bank of America N.A. SBPA),
0.28%, 10/07/10(a)	1,500	1,500,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2008 VRDN (Bank of America N.A. SBPA),
0.29%, 10/01/10(a)	1,500	1,500,000
North Carolina Medical Care Commission Retirement Facilities RB (United Church Homes & Services Project) Series 2007 VRDN (Branch Banking & Trust Co. LOC),
0.27%, 10/07/10(a)	500	500,000
North Carolina State University Raleigh RB Series 2003B VRDN (Bayerische Landesbank Girozentrale Liquidity Facility),
0.24%, 10/07/10(a)	1,410	1,410,000
Pender County GO Series 2010 BAN,
1.25%, 7/06/11	1,000	1,005,180
Raleigh COP (Downtown Improvement Project) Series 2004A VRDN (Wells Fargo Bank N.A. Liquidity Facility, Wells Fargo Bank N.A. SBPA),
0.25%, 10/07/10(a)	1,300	1,300,000
Raleigh COP (Downtown Improvement Project) Series 2005B VRDN (RBC Bank USA SBPA),
0.31%, 10/07/10(a)	5,900	5,900,000
Raleigh RB Series 2009 VRDN,
0.37%, 4/28/11(a)	965	965,000
Sampson County COP Eclipse Funding Trust Series 2006-0160 VRDN (AGM Insurance, U.S. Bank N.A. Liquidity Facility),
0.25%, 10/07/10(a)(b)(c)	3,230	3,230,000
University of North Carolina at Chapel Hill RB Eagle Trust Receipts Floaters Series 2005A VRDN (Citibank N.A. Liquidity Facility),
0.27%, 10/07/10(a)(b)(c)	2,100	2,100,000
Wake County GO Series 2003B VRDN (Lloyds Banking Group Plc SBPA),
0.25%, 10/07/10(a)	2,500	2,500,000
Winston-Salem Water & Sewer System RB Series 2008C VRDN (Dexia Credit Local SBPA),
0.27%, 10/07/10(a)	2,200	2,200,000

		52,710,011

Puerto Rico — 7.1%
Commonwealth of Puerto Rico GO Series 2007A-2 VRDN (AGM Insurance, JPMorgan Chase Bank SBPA),
0.29%, 10/07/10(a)	1,000	1,000,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2006-3677 VRDN (Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty),
0.46%, 10/07/10(a)(b)(c)	3,000	3,000,000

		4,000,000

Total Investments (Cost — $56,710,011*) — 101.6%		56,710,011
Liabilities in Excess of Other Assets — (1.6)%		(916,031)

Net Assets — 100.0%		$55,793,980

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2010	19

Schedule of Investments (concluded)	BlackRock North Carolina Municipal Money Market Portfolio

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$56,710,011	—	$56,710,011

1	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

20	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio — 96.0%
Beachwood GO Series 2010 BAN,
1.50%, 8/11/11	$900	$906,535
Butler County GO (Various Purposes Project) Series 2010 BAN,
0.65%, 8/04/11	1,300	1,300,000
Butler County Healthcare Facilities RB (Lifesphere Project) Series 2002 VRDN (U.S. Bank N.A. LOC),
0.27%, 10/07/10(a)	800	800,000
Butler Technology & Career Development School District GO Series 2010 BAN,
1.50%, 3/17/11	1,900	1,907,772
Cleveland RB (Airport Project) Series 2009A AMT VRDN (U.S. Bank N.A. LOC),
0.25%, 10/07/10(a)	1,100	1,100,000
Cleveland Waterworks RB Series 2008Q VRDN (Bank of America N.A. LOC),
0.26%, 10/07/10(a)	600	600,000
Cuyahoga County Civic Facility RB (Orion Services, Inc. Project) Series 2001 VRDN (Bank One N.A. LOC),
0.57%, 10/07/10(a)	1,900	1,900,000
Cuyahoga County Economic Development RB (Cleveland Hearing & Speech Project) Series 2008 VRDN (KeyBank N.A. LOC),
0.45%, 10/07/10(a)	2,700	2,700,000
Cuyahoga County Multi-Family Housing RB (St. Vitus Village Apartments Project) Series 2002 VRDN (KeyBank N.A. LOC),
0.45%, 10/07/10(a)	605	605,000
Deerfield GO Series 2009 BAN,
1.50%, 11/10/10	3,000	3,002,707
Delaware GO Series 2010 BAN,
1.25%, 4/27/11	1,000	1,003,737
Franklin County Senior Housing RB (St. George on the Commons Apartments Project) Series 2007 AMT VRDN (Fannie Mae Insurance, Fannie Mae Liquidity Facility),
0.33%, 10/07/10(a)	915	915,000
Greene County IDRB (AFC Stamping & Production, Inc., Barsplice Products Project) Series 1995 AMT VRDN (KeyBank N.A. LOC),
0.55%, 10/07/10(a)	5	5,000
Kent GO Series 2009 BAN,
1.50%, 10/14/10	400	400,070
Lancaster GO Series 2009 BAN,
1.75%, 10/14/10	300	300,053
Lebanon GO (Water System Improvement Project) Series 2010 BAN,
1.25%, 4/05/11	1,800	1,805,004
Lima RB (Lima Memorial Hospital Project) Series 2007 VRDN (JPMorgan Chase Bank LOC),
0.30%, 10/07/10(a)	2,700	2,700,000
Lorain County Port Authority RB (St. Ignatius High School Project) Series 2008 VRDN (U.S. Bank N.A. LOC),
0.28%, 10/07/10(a)	515	515,000
Marysville Wastewater Treatment System GO Series 2010 Notes,
1.25%, 6/01/11	100	100,330
Mason GO (Golf Course Acquisition Project) Series 2010 BAN,
1.25%, 3/10/11	1,780	1,786,212
Miami County GO Series 2009 BAN,
1.38%, 11/24/10	400	400,308
Montgomery County RB (Catholic Healthcare Project) Series 2004B-2 VRDN (Bayerische Landesbank Girozentrale SBPA),
0.25%, 10/07/10(a)	1,200	1,200,000
North Ridgeville GO Series 2010 BAN,
1.00%, 4/14/11	500	500,662
Ohio Air Quality Development Authority PCRB (FirstEnergy Nuclear Generation Corp. Project) Series 2008A VRDN (Bank of Nova Scotia LOC, FirstEnergy Solutions Guaranty),
0.32%, 10/07/10(a)	5,350	5,350,000
Ohio Air Quality Development Authority RB (Dayton Power & Light Project) Series 2008A VRDN (JPMorgan Chase Bank, N.A. LOC),
0.25%, 10/07/10(a)	4,000	4,000,000
Ohio Air Quality Development Authority RB (Dayton Power & Light Project) Series 2008B VRDN (JPMorgan Chase Bank LOC),
0.30%, 10/07/10(a)	4,700	4,700,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009C VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.26%, 10/07/10(a)	1,600	1,600,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009D VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.24%, 10/07/10(a)	600	600,000
Ohio Building Authority RB (Administration Building Funding Project) Series 2004B MB,
5.00%, 10/01/10	475	475,000
Ohio GO (Common Schools Project) Series 2005B VRDN,
0.23%, 10/07/10(a)	200	200,000
Ohio Higher Educational Facility Commission RB (University Hospital Health System, Inc. Project) Series 2008C VRDN (Wells Fargo Bank N.A. LOC),
0.24%, 10/07/10(a)	200	200,000

Ohio Higher Educational Facility Commission RB (University of Dayton Project) Eclipse Funding Trust Series 2006-0107 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility, U.S. Bank N.A. Guaranty),

0.26%, 10/07/10(a)(b)(c)	1,295	1,295,000
Ohio Higher Educational Facility RB (Ohio Dominican University Project) Series 2007 VRDN (JPMorgan Chase Bank LOC),
0.28%, 10/07/10(a)	900	900,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2006F AMT VRDN (Citibank N.A. LOC),
0.27%, 10/07/10(a)	1,400	1,400,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2007B AMT VRDN (Ginnie Mae Insurance, Fannie Mae Insurance, KBC Bank N.V. SBPA),
0.31%, 10/07/10(a)	4,650	4,650,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2007J AMT VRDN (Ginnie Mae Insurance, Fannie Mae Insurance, KBC Bank N.V. SBPA),
0.33%, 10/07/10(a)	3,000	3,000,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2008 AMT VRDN (Ginnie Mae Insurance, Fannie Mae Insurance, Freddie Mac SBPA),
0.27%, 10/07/10(a)	800	800,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2008H AMT VRDN (Ginnie Mae Insurance, Fannie Mae Insurance, KBC Bank N.V. SBPA),
0.31%, 10/07/10(a)	3,800	3,800,000

Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2008 ROC-RR-II-R-11575 VRDN (Ginnie Mae Insurance, Fannie Mae Insurance, Freddie Mac Insurance, Citibank N.A. Liquidity),

0.28%, 10/07/10(a)(b)(c)	2,580	2,580,000

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2010	21

Schedule of Investments (concluded)	BlackRock Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Ohio Housing Finance Agency Mortgage RB MERLOTS Trust Receipts Series 2001A-78 VRDN (Wells Fargo Bank N.A. LOC),
0.34%, 10/07/10(a)(b)(c)	$540	$540,000
Ohio Water Development Authority Facilities PCRB (First Energy Nuclear Project) Series 2006A AMT VRDN (Barclays Bank Plc LOC),
0.31%, 10/07/10(a)	125	125,000
Ohio Water Development Authority Facilities PCRB (First Energy Nuclear Project) Series 2006B VRDN (Wells Fargo Bank N.A. LOC),
0.28%, 10/01/10(a)	5,955	5,955,000
Pickerington GO Series 2010 BAN,
1.25%, 2/03/11	2,800	2,807,153
Sharonville GO Series 2010 BAN,
1.25%, 7/14/11	3,000	3,011,653
Solon GO Series 2009 BAN,
1.12%, 11/18/10	1,175	1,175,575
Summit County Civic Facility RB (Akron Area Electric Junction Project) Series 2001 VRDN (KeyBank N.A. LOC),
0.45%, 10/07/10(a)	120	120,000
Summit County Port Authority RB (Meadow Lane Building LLC Project) Series 2003A AMT VRDN (KeyBank N.A. LOC),
0.55%, 10/07/10(a)	340	340,000
Toledo Multi-Family Housing RB (Cherrywood Apartments Project) Series 2001 AMT VRDN (KeyBank N.A. LOC),
0.55%, 10/07/10(a)	2,065	2,065,000
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC, Manufacturers and Traders Trust Co. SBPA),
0.27%, 10/07/10(a)	8,175	8,175,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT VRDN (KeyBank N.A. LOC),
0.44%, 10/07/10(a)	3,600	3,600,000
Willoughby GO Series 2010 BAN,
1.25%, 10/07/11	300	302,268
Wooster GO Series 2010 BAN,
1.00%, 10/15/10	200	200,046

		90,420,085

Puerto Rico — 4.1%
Commonwealth of Puerto Rico GO Austin Trust Certificates Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.40%, 10/07/10(a)(b)	2,400	2,400,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2006-3677 VRDN (Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty),
0.46%, 10/07/10(a)(b)(c)	1,500	1,500,000

		3,900,000

Total Investments (Cost — $94,320,085*) — 100.1%		94,320,085
Liabilities in Excess of Other Assets — (0.1)%		(99,461)

Net Assets — 100.0%		$94,220,624

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market—corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$94,320,085	—	$94,320,085

1	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

22	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 100.2%
Allegheny County Hospital Development Authority RB (University of Pittsburgh Medical Center Project) Series 2010B-2 VRDN (Deutsche Bank A.G. LOC),
0.21%, 10/07/10(a)	$5,600	$5,600,000

Allegheny County Hospital Development Authority RBC Municipal Products, Inc. Trust (University of Pittsburgh Medical Center Project) Series 2010E-16 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility),

0.27%, 10/07/10(a)(b)	2,200	2,200,000
Berks County IDRB (Tray-Pak Corp. Project) Series 2001A AMT VRDN (Wells Fargo Bank N.A. LOC),
0.49%, 10/07/10(a)	1,065	1,065,000
Berks County Municipal Authority RB (Phoebe-Devitt Homes Project) Series 2008A VRDN (Banco Santander LOC),
0.30%, 10/07/10(a)	1,400	1,400,000

Berks County Municipal Authority RBC Municipal Products, Inc. Trust (Reading Hospital and Medical Center Project) Series 2008C-13 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility),

0.27%, 10/07/10(a)(b)	1,700	1,700,000
Blair County Industrial Development Authority RB (Homewood at Martinsburg Project) Series 2004 VRDN (Manufacturers and Traders Trust Co. LOC),
0.35%, 10/07/10(a)	6,700	6,700,000
Bucks County IDA RB (Grand View Hospital Project) Series 2008A VRDN (TD Bank N.A. LOC),
0.22%, 10/07/10(a)	4,000	4,000,000
Butler County IDA RB (Concordia Lutheran Project) Series 2004A VRDN (Bank of America N.A. LOC),
0.27%, 10/07/10(a)	9,310	9,310,000
Butler County IDA RB (Concordia Lutheran Project) Series 2008A VRDN (Bank of America N.A. LOC),
0.27%, 10/07/10(a)	6,285	6,285,000
Cheltenham Township RB Series 2010 TRAN,
1.25%, 12/31/10	1,400	1,402,608
Chester County IDRB (RV Industrial, Inc. Project) Series 2001 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.70%, 10/07/10(a)	1,100	1,100,000
Cumberland County Municipal Authority RB (Asbury Obligated Group Project) Series 2006 VRDN (KBC Bank N.V. LOC),
0.27%, 10/07/10(a)	5,400	5,400,000
Delaware County IDRB (Resource Recovery Facility Project) Series 1997G VRDN (General Electric Capital Corp.),
0.28%, 10/07/10(a)	1,700	1,700,000
Delaware County IDRB (Resource Recovery Facility Project) Series 2009C VRDN (General Electric Capital Corp.),
0.28%, 10/07/10(a)	700	700,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN (Kimberly-Clark Tissue Co. Guaranty),
0.31%, 10/07/10(a)	100	100,000
Delaware River Joint Toll Bridge Commission RB Series 2007B-2 VRDN (Dexia Credit Local LOC),
0.30%, 10/07/10(a)	6,620	6,620,000
Downingtown Area School District RBC Municipal Products, Inc. Trust Series 2010E-13 VRDN (Royal Bank of Canada Liquidity Facility),
0.27%, 10/07/10(a)(b)	3,300	3,300,000
Emmaus General Authority RB (Pennsylvania Loan Program) Series 2000A VRDN (U.S. Bank N.A. LOC),
0.25%, 10/07/10(a)	3,700	3,700,000
Emmaus General Authority RB Series 1989F-24 VRDN (U.S. Bank N.A. LOC),
0.30%, 10/07/10(a)	2,300	2,300,000
Emmaus General Authority RB Series 1989G-18 VRDN (U.S. Bank N.A. LOC),
0.30%, 10/07/10(a)	2,000	2,000,000
Emmaus General Authority RB Series 1996 VRDN (Assured Municipal Guaranty Corp., Wells Fargo Bank N.A. SBPA),
0.32%, 10/07/10(a)	20,510	20,510,000
Erie County Hospital Authority RB (St. Mary’s Home Erie Project) Series 2008A VRDN (Bank of America N.A. LOC),
0.28%, 10/07/10(a)	4,800	4,800,000
Franklin County IDRB (Precast System Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.45%, 10/07/10(a)	1,760	1,760,000
Haverford Township School District GO Series 2009 VRDN (TD Bank N.A. LOC),
0.27%, 10/07/10(a)	1,800	1,800,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008D VRDN (JPMorgan Chase Bank LOC),
0.28%, 10/01/10(a)	3,690	3,690,000
Lawrence County IDRB (L&N Metallurgical Products Project) Series 1996 AMT VRDN (BNP Paribas LOC),
0.37%, 10/07/10(a)	3,275	3,275,000
Lehigh County General Purpose Authority RB (Muhlenberg College Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.26%, 10/07/10(a)	2,500	2,500,000
Lehigh County General Purpose Hospital Authority RB (Lehigh Valley Health Network Project) Series 2008B VRDN (Assured Guaranty Ltd. Insurance, Wells Fargo Bank N.A. SBPA),
0.28%, 10/01/10(a)	4,600	4,600,000
Montgomery County IDA RB (Active Retirement Life Community Project) Series 2002 VRDN (TD Bank N.A. LOC),
0.27%, 10/01/10(a)	10,000	10,000,000
Montgomery County IDA RB (Fountain Life Christian Project) Series 2007A VRDN (JPMorgan Chase & Co. LOC),
0.30%, 10/07/10(a)	1,200	1,200,000
Moon IDRB (Providence Point Project) Series 2007 VRDN (Bank of Scotland LOC),
0.27%, 10/07/10(a)	5,385	5,385,000
Northampton County IDRB (Bethlehem Contracting Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.70%, 10/07/10(a)	1,660	1,660,000
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.49%, 10/07/10(a)	1,600	1,600,000
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007 VRDN (State Street Bank & Trust Co. Liquidity Facility),
0.30%, 10/07/10(a)(b)	18,700	18,700,000
Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.45%, 10/07/10(a)	13,600	13,600,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC),
0.35%, 10/07/10(a)	1,730	1,730,000
Pennsylvania Economic Development Financing Authority RB (Material Technology Project) Series 2000G AMT VRDN (Wells Fargo Bank N.A. LOC),
0.49%, 10/07/10(a)	300	300,000

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2010	23

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority RB (Merck & Co., Inc. West Point Project) Series 2001 AMT VRDN,
0.32%, 10/07/10(a)	$6,900	$6,900,000
Pennsylvania Higher Educational Facilities Authority RB (Gwynedd Mercy College Project) Series 2007-P1 VRDN (TD Bank N.A. LOC, TD Bank N.A. Liquidity Facility),
0.24%, 10/07/10(a)	8,950	8,950,000
Pennsylvania Higher Educational Facilities Authority RB (Thomas Jefferson University Project) Series 2008B VRDN (JPMorgan Chase Bank LOC),
0.23%, 10/07/10(a)	9,285	9,285,000
Pennsylvania Higher Educational Facilities Authority RB PUTTERS (Trustees of the University of Pennsylvania Project) Series 2008-2844 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.27%, 10/07/10(a)(b)(c)	4,505	4,505,000
Pennsylvania Housing Finance Agency RB (Rental Housing Project) Series 2008D VRDN (GO of Agency Insurance, Bank of America N.A. SBPA),
0.28%, 10/07/10(a)	1,465	1,465,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2007-1213B AMT VRDN (JPMorgan Chase & Co. Liquidity Facility),
0.38%, 10/07/10(a)(b)(c)	560	560,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2009-3297 AMT VRDN (JPMorgan Chase Bank Liquidity Facility),
0.38%, 10/07/10(a)(b)(c)	1,190	1,190,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2005-87C AMT VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.25%, 10/07/10(a)	24,300	24,300,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2006-95C AMT VRDN (Dexia Credit Local SBPA),
0.27%, 10/07/10(a)	8,000	8,000,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2007-99C AMT VRDN (Dexia Credit Local SBPA),
0.33%, 10/07/10(a)	2,400	2,400,000
Pennsylvania State University RB Series 2002 MB,
5.25%, 8/15/11	800	834,259
Philadelphia Airport RB SPEARS Series 2008DB-495 VRDN (Assured Municipal Guaranty Corp., Deutsche Bank A.G. Liquidity Facility, Deutsche Bank A.G. Guaranty),
0.30%, 10/07/10(a)(b)(c)	2,875	2,875,000
Philadelphia Authority IDRB (Chestnut Hill Academy Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC),
0.37%, 10/07/10(a)	3,900	3,900,000
Philadelphia Authority IDRB (Chestnut Hill College Project) Series 2007A VRDN (Wells Fargo Bank N.A. LOC),
0.27%, 10/07/10(a)	4,535	4,535,000
Philadelphia Authority IDRB (Gift of Life Donor Program Project) Series 2003 VRDN (Commerce Bank N.A. LOC),
0.24%, 10/07/10(a)	5,610	5,610,000
Philadelphia Authority IDRB (Girard Estate Facilities Leasing Project) Series 2001 VRDN (Morgan Guaranty Trust LOC),
0.24%, 10/07/10(a)	5,900	5,900,000
Philadelphia Authority IDRB (Liberty Lutheran Services Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.27%, 10/07/10(a)	6,160	6,160,000
Philadelphia Authority IDRB (Universal Community Homes Project) Series 2003 VRDN (Wells Fargo Bank N.A. LOC),
0.42%, 10/07/10(a)	1,330	1,330,000
Philadelphia Authority IDRB Series 2007B VRDN (JPMorgan Chase Bank LOC, Bank of New York LOC),
0.23%, 10/07/10(a)	1,800	1,800,000
Philadelphia Gas Works RB Series 2004A-2 VRDN (JPMorgan Chase Bank LOC, Bank of Nova Scotia LOC),
0.23%, 10/07/10(a)	3,000	3,000,000
Philadelphia Gas Works RB Series 2009C VRDN (Scotiabank LOC),
0.25%, 10/07/10(a)	3,500	3,500,000
Philadelphia Gas Works RB Series 2009D VRDN (Bank of America N.A. LOC),
0.26%, 10/07/10(a)	6,500	6,500,000
Philadelphia Gas Works RB Series 2009E VRDN (JPMorgan Chase Bank LOC),
0.23%, 10/07/10(a)	2,000	2,000,000
Philadelphia School District GO Municipal Trust Receipts Floaters Series 2004 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
0.27%, 10/07/10(a)(b)(c)	2,250	2,250,000
Pittsburgh Water & Sewer Authority RB Series 2009C-1A MB (Assured Municipal Guaranty Corp., Federal Home Loan Bank LOC),
0.45%, 9/01/11(a)	4,500	4,500,000
Southeastern Pennsylvania Transportation Authority RB Series 2010,
2.00%, 3/01/11	6,900	6,946,299
University of Pittsburgh RB Series 2010 Notes,
2.00%, 5/31/11	6,100	6,161,937
Venango County IDRB (Scrubgrass Project) AMT TECP (Dexia Credit Local LOC),
0.47%, 10/04/10–10/07/10	11,668	11,668,000
Washington County Authority RB (Girard Estate Project) Series 1999 VRDN (JPMorgan Chase Bank LOC),
0.25%, 10/07/10(a)	1,945	1,945,000
West Chester Area School District GO Series 2010 MB (State Aid Withholding Insurance),
1.25%, 11/15/10	1,085	1,086,220
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 VRDN (Manufacturers and Traders Trust Co. LOC),
0.30%, 10/07/10(a)	2,700	2,700,000
York County IDRB (Allied-Signal, Inc. Project) Series 1993 VRDN,
0.52%, 10/07/10(a)	1,000	1,000,000
York County IDRB (Interstate Holdings Co. Project) Series 2003 AMT VRDN (Wells Fargo Bank N.A. Liquidity Facility),
0.49%, 10/07/10(a)	1,090	1,090,000

		318,539,323

Total Municipal Bonds — 100.2%		318,539,323

See Notes to Financial Statements.

24	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Closed-End Investment Companies	Par (000)	Value
Pennsylvania — 1.7%
Nuveen Pennsylvania Investment Quality Municipal Fund Series 2010-1-1125 VRDP (Citibank N.A. Liquidity Facility),
0.52%, 10/07/10(a)(b)	$3,000	$3,000,000
Nuveen Pennsylvania Premium Income Municipal Fund II Series 2010-1-1000 VRDP (Citibank N.A. Liquidity Facility),
0.52%, 10/07/10(a)(b)	2,500	2,500,000

Total Closed-End Investment Companies — 1.7%		5,500,000

Total Investments (Cost — $324,039,323*) — 101.9%		324,039,323
Liabilities in Excess of Other Assets — (1.9)%		(6,000,071)

Net Assets — 100.0%		$318,039,252

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market—corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$324,039,323	—	$324,039,323

1	See above Schedule of Investments for values in the state.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2010	25

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Virginia Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia — 90.8%
Alexandria IDRB (YMCA of Billings Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC),
0.35%, 10/07/10(a)	$2,890	$2,890,000
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Freddie Mac Liquidity Facility),
0.26%, 10/07/10(a)	320	320,000
Chesterfield Health Center Commission Residential Care Facility RB (Lucy Corr Village Project) Series 2008B VRDN (Branch Banking & Trust Co. LOC),
0.27%, 10/07/10(a)	90	90,000
Fairfax County Economic Development Authority Health Care Facilities RB (Capital Hospice Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC),
0.27%, 10/07/10(a)	1,000	1,000,000
Fairfax County Economic Development Authority RB (Retirement Greenspring Project) Series 2006B VRDN (Wells Fargo Bank N.A. LOC),
0.27%, 10/07/10(a)	360	360,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2005A-2 VRDN (JPMorgan Chase Bank SPBA),
0.30%, 10/01/10(a)	500	500,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2005C-1 VRDN (JPMorgan Chase Bank SBPA),
0.30%, 10/01/10(a)	1,795	1,795,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN,
0.39%, 4/28/11(a)	1,500	1,500,000
Hampton Redevelopment & Housing Authority RB (Multi-Family Housing Project) Series 1998 VRDN (Fannie Mae Insurance & Fannie Mae Liquidity Facility),
0.27%, 10/07/10(a)	325	325,000
Hanover County IDA Residential Care Facility RB (Covenant Woods Project) Series 1999 VRDN (Branch Banking & Trust Co. LOC),
0.27%, 10/07/10(a)	485	485,000
Henrico County Water & Sewer RB Series 2007 ROC-RR-II-R-753PB VRDN (PB Capital Corp. Liquidity Facility),
0.30%, 10/07/10(a)(b)(c)	2,090	2,090,000
Loudon County GO (Public Improvement Project) Series 2001B MB (State Aid Withholding Insurance),
5.25%, 1/01/11	500	511,114
Loudoun County IDA RB (Howard Hughes Medical Institute Project) Series 2003B VRDN,
0.28%, 10/07/10(a)	1,400	1,400,000
Louisa County IDRB (Pooled Financing Project) Series 1995 VRDN (Bank of America N.A. LOC),
0.28%, 10/07/10(a)	100	100,000
Montgomery County IDA RB (Virginia Technical Foundation Project) Series 2005 VRDN (Bank of America N.A. LOC),
0.27%, 10/01/10(a)	600	600,000
Newport News IDRB (CNU Warwick LLC Student Apartments Project) Series 2004 VRDN (Bank of America N.A. LOC),
0.32%, 10/07/10(a)	200	200,000
Norfolk Redevelopment & Housing Authority RB (Old Dominion University Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.32%, 10/01/10(a)	1,300	1,300,000
Richmond IDA RB (Crow-Klein Project) Series 1987A VRDN (Wells Fargo Bank N.A. LOC),
0.45%, 11/15/10(a)	1,760	1,760,000
Richmond Utility RB Series 2009 ROC-RR-IIR-10410 VRDN (FSA Insurance, Citibank N.A. SBPA),
0.27%, 10/07/10(a)(b)(c)	2,200	2,200,000
Stafford County & Staunton IDA RB (Vaco Commonwealth Loans Project) Series 2009A-1 VRDN (U.S. Bank N.A. LOC),
0.27%, 10/07/10(a)	1,235	1,235,000
Virginia Beach Development Authority IDRB (Ocean Ranch Motel Corp. Project) Series 1998 VRDN (Branch Banking & Trust Co. LOC),
0.27%, 10/07/10(a)	600	600,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA),
0.28%, 10/01/10(a)	500	500,000
Virginia College Building Authority Educational Facilities RB (Shenandoah University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.26%, 10/01/10(a)	700	700,000
Virginia Commonwealth Transportation Board Clipper Tax-Exempt Certificate Trust RB Series 2007-2009-38 VRDN (State Street Bank & Trust Co. Liquidity Facility),
0.27%, 10/07/10(a)(b)	2,400	2,400,000
Virginia Public Building Authority RB Series 2005D VRDN (Dexia Bank SBPA),
0.33%, 10/07/10(a)	3,000	3,000,000
Winchester Authority Residential Care Facility IDRB (Westminster-Canterbury Project) Series 2005B VRDN (Branch Banking & Trust Co. LOC),
0.27%, 10/07/10(a)	200	200,000

		28,061,114

Puerto Rico — 3.9%
Commonwealth of Puerto Rico GO Austin Trust Certificates Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.40%, 10/07/10(a)(b)	1,200	1,200,000

Total Investments (Cost — $29,261,114*) — 94.7%		29,261,114
Other Assets Less Liabilities — 5.3%		1,626,198

Net Assets — 100.0%		$30,887,312

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

26	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	BlackRock Virginia Municipal Money Market Portfolio

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market—corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$29,261,114	—	$29,261,114

1	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2010	27

Statements of Assets and Liabilities

September 30, 2010 (Unaudited)	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio
Assets
Investments at value[1]	$1,087,327,700	$192,158,472	$110,611,459	$84,359,604
Repurchase agreements at value[2]	31,728,000	219,083,000	—	—
Cash	230	636	629,089	49,398
Capital shares sold receivable	1,903,593	1,083,652	92,066	—
Interest receivable	718,449	49,426	222,661	159,586
Receivable from advisor	93,294	41,854	9,282	8,125
Prepaid expenses	123,027	41,536	40,451	12,797

Total assets	1,121,894,293	412,458,576	111,605,008	84,589,510

Liabilities
Investments purchased payable	19,889,096	—	2,662,378	401,592
Capital shares redeemed payable	876,473	13,416	3,634	21,774
Investment advisory fees payable	267,917	33,673	19,325	13,386
Other affiliates payable	30,972	12,053	3,446	2,485
Officer’s and Trustees’ fees payable	6,642	2,904	2,418	1,709
Income dividends payable	8,202	502	2,497	1,742
Service and distribution fees payable	986	—	—	—
Other accrued expenses payable	428,885	106,493	78,200	53,779

Total liabilities	21,509,173	169,041	2,771,898	496,467

Net Assets	$1,100,385,120	$412,289,535	$108,833,110	$84,093,043

Net Assets Consist of
Paid-in capital	$1,100,375,800	$412,288,040	$108,833,476	$84,087,658
Undistributed net investment income	—	—	8,019	—
Accumulated net realized gain (loss)	9,320	1,495	(8,385)	5,385

Net Assets	$1,100,385,120	$412,289,535	$108,833,110	$84,093,043

[1] Investments at cost	$1,087,327,700	$192,158,472	$110,611,459	$84,359,604
[2] Repurchase agreements at cost	$31,728,000	$219,083,000	—	—

See Notes to Financial Statements.

28	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Statements of Assets and Liabilities (continued)

September 30, 2010 (Unaudited)	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio
Net Asset Value
Institutional
Net assets	$338,488,223	$155,321,147	$49,315,964	$54,754,181

Shares outstanding[3]	338,530,897	155,341,821	49,298,794	54,731,681

Net asset value	$1.00	$1.00	$1.00	$1.00

Service
Net assets	$368,754,024	$152,346,415	$46,362,078	$17,453,964

Shares outstanding[3]	368,757,679	152,400,956	46,344,600	17,447,937

Net asset value	$1.00	$1.00	$1.00	$1.00

Hilliard Lyons
Net assets	$29,832,091	—	$10,721,568	—

Shares outstanding[3]	29,826,018	—	10,721,034	—

Net asset value	$1.00	—	$1.00	—

Investor A
Net assets	$329,955,596	$104,621,973	$2,433,500	$11,884,898

Shares outstanding[3]	329,961,205	104,610,940	2,433,234	11,880,109

Net asset value	$1.00	$1.00	$1.00	$1.00

Investor B
Net assets	$9,466,532	—	—	—

Shares outstanding[3]	9,464,736	—	—	—

Net asset value	$1.00	—	—	—

Investor C
Net assets	$23,888,654	—	—	—

Shares outstanding[3]	23,888,505	—	—	—

Net asset value	$1.00	—	—	—

[3]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2010	29

Statements of Assets and Liabilities (concluded)

September 30, 2010 (Unaudited)	BlackRock North Carolina Municipal Money Market Portfolio	BlackRock Ohio Municipal Money Market Portfolio	BlackRock Pennsylvania Municipal Money Market Portfolio	BlackRock Virginia Municipal Money Market Portfolio
Assets
Investments at value[1]	$56,710,011	$94,320,085	$324,039,323	$29,261,114
Cash	63,880	89,301	115,685	1,634,127
Interest receivable	60,672	186,952	195,820	17,140
Receivable from advisor	1,183	8,655	34,746	1,315
Capital shares sold receivable	—	10,193	778,051	—
Prepaid expenses	7,954	8,997	24,117	9,605

Total assets	56,843,700	94,624,183	325,187,742	30,923,301

Liabilities
Investments purchased payable	1,005,180	302,268	6,946,299	—
Investment advisory fees payable	3,871	20,228	51,209	—
Other affiliates payable	1,673	3,156	9,701	930
Officer’s and Trustees’ fees payable	1,462	2,064	3,187	1,452
Income dividends payable	206	953	9	204
Other accrued expenses payable	37,328	74,890	138,085	33,403

Total liabilities	1,049,720	403,559	7,148,490	35,989

Net Assets	$55,793,980	$94,220,624	$318,039,252	$30,887,312

Net Assets Consist of
Paid-in capital	$55,817,485	$94,215,925	$318,039,252	$30,885,901
Accumulated net realized gain (loss)	(23,505)	4,699	—	1,411

Net Assets	$55,793,980	$94,220,624	$318,039,252	$30,887,312

[1] Investments at cost	$56,710,011	$94,320,085	$324,039,323	$29,261,114
Net Asset Value
Institutional
Net assets	$55,166,377	$85,703,819	$271,527,277	$30,781,871

Shares outstanding[2]	55,185,208	85,661,928	271,472,509	30,763,435

Net asset value	$1.00	$1.00	$1.00	$1.00

Service
Net assets	$523,384	$3,624,414	$26,636,705	$105,441

Shares outstanding[2]	523,397	3,623,899	26,640,925	105,391

Net asset value	$1.00	$1.00	$1.00	$1.00

Investor A
Net assets	$104,219	$4,892,391	$19,875,270	—

Shares outstanding[2]	104,269	4,893,808	19,870,095	—

Net asset value	$1.00	$1.00	$1.00	—

2	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

30	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Statements of Operations

Six Months Ended September 30, 2010 (Unaudited)	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio
Investment Income
Income	$2,241,199	$492,150	$388,609	$183,639

Expenses
Investment advisory	2,585,155	1,015,163	388,175	201,039
Service and distribution — class specific	1,189,726	305,261	142,839	39,546
Transfer agent — class specific	811,466	235,568	139,988	59,024
Administration	396,195	169,191	64,696	33,506
Administration — class specific	145,933	56,398	21,565	11,169
Printing	127,710	18,683	13,121	4,097
Registration	36,949	17,548	16,801	3,407
Professional	26,205	24,322	23,371	23,224
Custodian	21,025	18,413	4,921	3,263
Officer and Trustees	14,883	5,937	3,842	2,514
Miscellaneous	27,394	15,487	9,133	8,151

Total expenses	5,382,641	1,881,971	828,452	388,940
Less fees waived by advisor	(1,062,332)	(792,646)	(168,471)	(105,956)
Less administration fees waived — class specific	(145,933)	(56,398)	(21,337)	(10,074)
Less transfer agent fees waived — class specific	(7,889)	(681)	(270)	(83)
Less transfer agent fees reimbursed — class specific	(754,666)	(234,881)	(118,878)	(56,676)
Less service and distribution fees waived — class specific	(1,189,725)	(305,261)	(142,838)	(39,542)
Less fees paid indirectly	(235)	(6)	(2)	—

Total expenses after fees waived, reimbursed and paid indirectly	2,221,861	492,098	376,656	176,609

Net investment income	19,338	52	11,953	7,030

Realized Gain
Net realized gain from investments	8,269	739	552	—

Net Increase in Net Assets Resulting from Operations	$27,607	$791	$12,505	$7,030

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2010	31

Statements of Operations (continued)

Six Months Ended September 30, 2010 (Unaudited)	BlackRock North Carolina Municipal Money Market Portfolio	BlackRock Ohio Municipal Money Market Portfolio	BlackRock Pennsylvania Municipal Money Market Portfolio	BlackRock Virginia Municipal Money Market Portfolio
Investment Income
Income	$103,529	$284,222	$561,129	$53,659

Expenses
Investment advisory	149,527	283,413	798,551	78,656
Administration	24,921	47,236	133,092	13,109
Professional	23,903	21,541	25,673	20,732
Administration — class specific	8,307	15,744	44,364	4,369
Transfer agent — class specific	6,890	88,029	267,340	12,159
Registration	3,489	3,452	5,503	3,603
Printing	2,817	5,700	13,408	1,795
Officer and Trustees	2,213	3,071	5,606	1,900
Custodian	1,496	4,321	1,635	1,577
Service and distribution — class specific	388	15,987	60,843	125
Miscellaneous	4,865	7,832	10,375	4,445

Total expenses	228,816	496,326	1,366,390	142,470
Less fees waived by advisor	(115,766)	(131,372)	(432,781)	(73,303)
Less administration fees waived	—	—	—	(2,214)
Less administration fees waived — class specific	(8,307)	(14,825)	(44,364)	(4,369)
Less transfer agent fees waived — class specific	(87)	(167)	(424)	(17)
Less transfer agent fees reimbursed — class specific	(6,776)	(86,445)	(266,916)	(12,133)
Less service and distribution fees waived — class specific	(388)	(15,199)	(60,841)	(125)

Total expenses after fees waived, reimbursed and paid indirectly	97,492	248,316	561,064	50,309

Net investment income	6,037	35,906	65	3,350

Net Increase in Net Assets Resulting from Operations	$6,037	$35,906	$65	$3,350

See Notes to Financial Statements.

32	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Statements of Changes in Net Assets

	BlackRock Money Market Portfolio		BlackRock U.S. Treasury Money Market Portfolio		BlackRock Municipal Money Market Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010
Operations
Net investment income	$19,338	$841,396	$52	$134	$11,953	$207,795
Net realized gain	8,269	60,373	739	6,607	552	1,497

Net increase in net assets resulting from operations	27,607	901,769	791	6,741	12,505	209,292

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(19,270)	(690,395)	(25)	(23,046)	(11,799)	(106,551)
Service	(29)	(147,958)	(17)	(20,501)	(10)	(13,000)
Hilliard Lyons	(12)	(35,081)	—	—	(83)	(86,808)
Investor A	(24)	(129,379)	(10)	(11,325)	(61)	(1,436)
Investor B	(1)	(4,699)	—	—	—	—
Investor C	(2)	(14,595)	—	—	—	—
Net realized gain:
Institutional	(700)	(17,359)	(755)	(1,676)	—	—
Service	(852)	(16,259)	(603)	(1,590)	—	—
Hilliard Lyons	(86)	(5,417)	—	—	—	—
Investor A	(760)	(16,229)	(422)	(819)	—	—
Investor B	(23)	(593)	—	—	—	—
Investor C	(57)	(987)	—	—	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(21,816)	(1,078,951)	(1,832)	(58,957)	(11,953)	(207,795)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(212,234,711)	(495,697,796)	(18,443,782)	(114,834,266)	(102,516,031)	(60,929,386)

Net Assets
Total decrease in net assets	(212,228,920)	(495,874,978)	(18,444,823)	(114,886,482)	(102,515,479)	(60,927,889)
Beginning of period	1,312,614,040	1,808,489,018	430,734,358	545,620,840	211,348,589	272,276,478

End of period	$1,100,385,120	$1,312,614,040	$412,289,535	$430,734,358	$108,833,110	$211,348,589

Undistributed net investment income	—	—	—	—	$8,019	$8,019

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2010	33

Statements of Changes in Net Assets (continued)

	BlackRock New Jersey Municipal Money Market Portfolio		BlackRock North Carolina Municipal Money Market Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010
Operations
Net investment income	$7,030	$221,547	$6,037	$70,943
Net realized gain	—	29,923	—	—

Net increase in net assets resulting from operations	7,030	251,470	6,037	70,943

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(6,698)	(199,548)	(6,037)	(69,944)
Service	(4)	(10,718)	—	(984)
Investor A	(328)	(11,281)	—	(15)
Net realized gain:
Institutional	—	(3,016)	—	—
Service	—	(874)	—	—
Investor A	—	(542)	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(7,030)	(225,979)	(6,037)	(70,943)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(9,825,119)	(56,744,944)	(18,727,960)	(8,697,849)

Net Assets
Total decrease in net assets	(9,825,119)	(56,719,453)	(18,727,960)	(8,697,849)
Beginning of period	93,918,162	150,637,615	74,521,940	83,219,789

End of period	$84,093,043	$93,918,162	$55,793,980	$74,521,940

See Notes to Financial Statements.

34	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Statements of Changes in Net Assets (concluded)

BlackRock Ohio Municipal Money Market Portfolio		BlackRock Pennsylvania Municipal Money Market Portfolio		BlackRock Virginia Municipal Money Market Portfolio
Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

$35,906	$528,387	$65	$295,756	$3,350	$77,353
—	42,917	—	5,600	—	4,550

35,906	571,304	65	301,356	3,350	81,903

(34,774)	(493,394)	(56)	(292,569)	(3,350)	(77,293)
(2)	(9,460)	(5)	(764)	—	(60)
(1,130)	(24,789)	(4)	(2,423)	—	—

—	(1,648)	—	(5,012)	—	(2,816)
—	(85)	—	(392)	—	(7)
—	(177)	—	(269)	—	—

(35,906)	(529,553)	(65)	(301,429)	(3,350)	(80,176)

(73,347,569)	(51,049,533)	(63,622,560)	(294,672,070)	(11,472,065)	(34,134,485)

(73,347,569)	(51,007,782)	(63,622,560)	(294,672,143)	(11,472,065)	(34,132,758)
167,568,193	218,575,975	381,661,812	676,333,955	42,359,377	76,492,135

$94,220,624	$167,568,193	$318,039,252	$381,661,812	$30,887,312	$42,359,377

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2010	35

Financial Highlights	BlackRock Money Market Portfolio

	Institutional Shares
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
				2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0013	0.0090	0.0346	0.0498	0.0436	0.0233
Dividends from net investment income	(0.0001)	(0.0013)	(0.0090)	(0.0346)	(0.0498)	(0.0436)	(0.0233)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%[2]	0.13%	0.90%[2]	3.52%	5.10%	4.44%	2.36%

Ratios to Average Net Assets
Total expenses	0.75%[3]	0.74%	0.75%[3]	0.56%	0.58%	0.63%	0.71%

Total expenses after fees waived, reimbursed and paid indirectly	0.37%[3]	0.41%	0.46%[3]	0.42%	0.42%	0.42%	0.42%

Net investment income	0.01%[3]	0.14%	1.79%[3]	3.57%	4.99%	4.36%	2.30%

Supplemental Data
Net assets, end of period (000)	$338,488	$433,778	$543,487	$595,728	$745,726	$568,058	$574,473

	Service Shares
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
				2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0003	0.0075	0.0318	0.0469	0.0407	0.0203
Dividends from net investment income	(0.0000)	(0.0003)	(0.0075)	(0.0318)	(0.0469)	(0.0407)	(0.0203)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.03%	0.75%[2]	3.23%	4.80%	4.14%	2.05%

Ratios to Average Net Assets
Total expenses	0.98%[3]	0.98%	0.97%[3]	0.81%	0.84%	0.89%	0.96%

Total expenses after fees waived, reimbursed and paid indirectly	0.39%[3]	0.52%	0.75%[3]	0.70%	0.71%	0.71%	0.72%

Net investment income	0.00%[3]	0.02%	1.40%[3]	3.16%	4.69%	4.09%	2.02%

Supplemental Data
Net assets, end of period (000)	$368,754	$365,358	$514,764	$454,585	$405,701	$448,015	$411,831

See Notes to Financial Statements.

36	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Financial Highlights (continued)	BlackRock Money Market Portfolio

	Hilliard Lyons Shares
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
				2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0002	0.0075	0.0319	0.0471	0.0406	0.0198
Dividends from net investment income	(0.0000)	(0.0002)	(0.0075)	(0.0319)	(0.0471)	(0.0406)	(0.0198)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.03%	0.75%[2]	3.23%	4.81%	4.13%	2.00%

Ratios to Average Net Assets
Total expenses	0.97%[3]	0.99%	1.00%[3]	0.80%	0.82%	0.98%	1.07%

Total expenses after fees waived, reimbursed and paid indirectly	0.36%[3]	0.53%	0.75%[3]	0.70%	0.70%	0.72%	0.77%

Net investment income	0.00%[3]	0.01%	1.46%[3]	3.16%	4.70%	4.06%	1.98%

Supplemental Data
Net assets, end of period (000)	$29,832	$124,236	$167,658	$144,584	$131,720	$121,243	$116,066

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2010	37

Financial Highlights (continued)	BlackRock Money Market Portfolio

	Investor A Shares
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
				2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0003	0.0071	0.0312	0.0461	0.0399	0.0199
Dividends from net investment income	(0.0000)	(0.0003)	(0.0071)	(0.0312)	(0.0461)	(0.0399)	(0.0199)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.03%	0.71%[2]	3.16%	4.71%	4.07%	2.01%

Ratios to Average Net Assets
Total expenses	0.93%[3]	0.93%	0.94%[3]	0.87%	0.92%	1.05%	1.06%

Total expenses after fees waived, reimbursed and paid indirectly	0.39%[3]	0.53%	0.83%[3]	0.76%	0.79%	0.79%	0.76%

Net investment income	0.00%[3]	0.02%	1.41%[3]	3.07%	4.61%	3.98%	2.04%

Supplemental Data
Net assets, end of period (000)	$329,956	$358,698	$510,950	$461,079	$393,399	$399,656	$433,609

	Investor B Shares
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
				2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0002	0.0044	0.0250	0.0418	0.0354	0.0151
Dividends from net investment income	(0.0000)	(0.0002)	(0.0044)	(0.0250)	(0.0418)	(0.0354)	(0.0151)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.03%	0.44%[2]	2.53%	4.27%	3.60%	1.52%

Ratios to Average Net Assets
Total expenses	1.81%[3]	1.81%	1.80%[3]	1.77%	1.83%	1.83%	1.74%

Total expenses after fees waived, reimbursed and paid indirectly	0.38%[3]	0.55%	1.37%[3]	1.39%	1.22%	1.24%	1.24%

Net investment income	0.00%[3]	0.02%	0.86%[3]	2.40%	4.18%	3.54%	1.66%

Supplemental Data
Net assets, end of period (000)	$9,467	$11,528	$23,467	$15,835	$11,532	$19,462	$18,716

See Notes to Financial Statements.

38	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Financial Highlights (continued)	BlackRock Money Market Portfolio

	Investor C Shares
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
				2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0004	0.0044	0.0250	0.0417	0.0354	0.0151
Dividends from net investment income	(0.0000)	(0.0004)	(0.0044)	(0.0250)	(0.0417)	(0.0354)	(0.0151)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.04%	0.45%[2]	2.53%	4.25%	3.60%	1.52%

Ratios to Average Net Assets
Total expenses	1.71%[3]	1.75%	1.72%[3]	1.66%	1.79%	1.78%	1.73%

Total expenses after fees waived, reimbursed and paid indirectly	0.39%[3]	0.55%	1.35%[3]	1.42%	1.24%	1.24%	1.24%

Net investment income	0.00%[3]	0.04%	0.88%[3]	2.15%	4.16%	3.59%	1.79%

Supplemental Data
Net assets, end of period (000)	$23,889	$19,016	$48,162	$25,356	$5,109	$8,866	$5,043

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2010	39

Financial Highlights (continued)	BlackRock U.S. Treasury
Money Market Portfolio

	Institutional Shares
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
				2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0001	0.0007	0.0234	0.0478	0.0422	0.0221
Dividends from net investment income	(0.0000)	(0.0001)	(0.0007)	(0.0234)	(0.0478)	(0.0422)	(0.0221)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.01%	0.07%[2]	2.37%	4.89%	4.30%	2.23%

Ratios to Average Net Assets
Total expenses	0.74%[3]	0.75%	0.79%[3]	0.59%	0.61%	0.65%	0.73%

Total expenses after fees waived, reimbursed and paid indirectly	0.22%[3]	0.21%	0.42%[3]	0.41%	0.41%	0.41%	0.41%

Net investment income	0.00%[3]	0.00%	0.15%[3]	2.26%	4.75%	4.26%	2.18%

Supplemental Data
Net assets, end of period (000)	$155,321	$188,346	$228,457	$382,033	$312,979	$211,960	$164,905

	Service Shares
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
				2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0001	0.0004	0.0206	0.0450	0.0393	0.0190
Dividends from net investment income	(0.0000)	(0.0001)	(0.0004)	(0.0206)	(0.0450)	(0.0393)	(0.0190)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.01%	0.04%[2]	2.08%	4.60%	4.00%	1.93%

Ratios to Average Net Assets
Total expenses	0.95%[3]	0.95%	0.98%[3]	0.84%	0.86%	0.90%	0.98%

Total expenses after fees waived, reimbursed and paid indirectly	0.22%[3]	0.22%	0.48%[3]	0.69%	0.69%	0.70%	0.71%

Net investment income	0.00%[3]	0.00%	0.08%[3]	2.08%	4.50%	3.94%	1.99%

Supplemental Data
Net assets, end of period (000)	$152,346	$149,629	$213,402	$289,805	$245,609	$246,517	$257,187

See Notes to Financial Statements.

40	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Financial Highlights (continued)	BlackRock U.S. Treasury
Money Market Portfolio

	Investor A Shares
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
				2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0001	0.0004	0.0206	0.0450	0.0388	0.0186
Dividends from net investment income	(0.0000)	(0.0001)	(0.0004)	(0.0206)	(0.0450)	(0.0388)	(0.0186)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.01%	0.04%[2]	2.08%	4.59%	3.95%	1.88%

Ratios to Average Net Assets
Total expenses	0.86%[3]	0.87%	0.89%[3]	0.85%	0.86%	1.04%	1.07%

Total expenses after fees waived, reimbursed and paid indirectly	0.22%[3]	0.21%	0.48%[3]	0.69%	0.70%	0.75%	0.75%

Net investment income	0.00%[3]	0.00%	0.08%[3]	1.86%	4.49%	3.86%	1.83%

Supplemental Data
Net assets, end of period (000)	$104,622	$92,759	$103,762	$123,316	$31,970	$28,593	$31,990

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2010	41

Financial Highlights (continued)	BlackRock Municipal Money Market Portfolio

	Institutional Shares
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
				2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0011	0.0050	0.0234	0.0331	0.0289	0.0172
Dividends from net investment income	(0.0002)	(0.0011)	(0.0050)	(0.0234)	(0.0331)	(0.0289)	(0.0172)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.02%[2]	0.11%	0.50%[2]	2.36%	3.36%	2.93%	1.74%

Ratios to Average Net Assets
Total expenses	0.81%[3]	0.79%	0.82%[3]	0.60%	0.63%	0.67%	0.74%

Total expenses after fees waived, reimbursed and paid indirectly	0.41%[3]	0.43%	0.47%[3]	0.42%	0.42%	0.42%	0.42%

Net investment income	0.04%[3]	0.12%	0.95%[3]	2.26%	3.29%	2.88%	1.69%

Supplemental Data
Net assets, end of period (000)	$49,316	$67,046	$101,246	$92,663	$42,083	$61,154	$75,789

	Service Shares
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
				2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0002	0.0035	0.0206	0.0301	0.0260	0.0143
Dividends from net investment income	(0.0000)	(0.0002)	(0.0035)	(0.0206)	(0.0301)	(0.0260)	(0.0143)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.02%[2]	0.35%	2.08%	3.05%	2.63%	1.44%

Ratios to Average Net Assets
Total expenses	1.06%[3]	1.02%[3]	1.00%	0.86%	0.91%	0.91%	0.99%

Total expenses after fees waived, reimbursed and paid indirectly	0.46%[3]	0.51%[3]	0.77%	0.70%	0.72%	0.71%	0.72%

Net investment income	0.00%[3]	0.02%[3]	0.78%	2.06%	3.00%	2.64%	1.45%

Supplemental Data
Net assets, end of period (000)	$46,362	$50,013	$47,592	$81,843	$100,454	$132,523	$93,844

See Notes to Financial Statements.

42	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Financial Highlights (continued)	BlackRock Municipal Money Market Portfolio

	Hilliard Lyons Shares
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
				2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0007	0.0048	0.0231	0.0328	0.0284	0.0163
Dividends from net investment income	(0.0000)	(0.0007)	(0.0048)	(0.0231)	(0.0328)	(0.0284)	(0.0163)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.70%	0.48%[2]	2.34%	3.33%	2.87%	1.64%

Ratios to Average Net Assets
Total expenses	1.03%[3]	1.05%	1.07%[3]	0.85%	0.88%	1.02%	1.09%

Total expenses after fees waived, reimbursed and paid indirectly	0.44%[3]	0.47%	0.51%[3]	0.45%	0.45%	0.47%	0.52%

Net investment income	0.00%[3]	0.08%	0.98%[3]	2.29%	3.28%	2.84%	1.62%

Supplemental Data
Net assets, end of period (000)	$10,722	$90,846	$118,137	$130,218	$166,999	$140,409	$126,397

	Investor A Shares
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
				2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0030	0.0035	0.0205	0.0302	0.0258	0.0136
Dividends from net investment income	(0.0000)	(0.0030)	(0.0035)	(0.0205)	(0.0302)	(0.0258)	(0.0136)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.03%	0.35%[2]	2.07%	3.06%	2.61%	1.37%

Ratios to Average Net Assets
Total expenses	0.91%[3]	0.92%	0.94%[3]	0.86%	0.89%	1.03%	1.11%

Total expenses after fees waived, reimbursed and paid indirectly	0.45%[3]	0.51%	0.77%[3]	0.71%	0.71%	0.73%	0.79%

Net investment income	0.01%[3]	0.03%	0.76%[3]	2.02%	3.01%	2.53%	1.29%

Supplemental Data
Net assets, end of period (000)	$2,434	$3,443	$5,301	$7,004	$3,776	$2,830	$4,262

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2010	43

Financial Highlights (continued)	BlackRock New Jersey Municipal
Money Market Portfolio

	Institutional Shares
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
				2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0022	0.0058	0.0228	0.0326	0.0285	0.0175
Dividends from net investment income	(0.0001)	(0.0022)	(0.0058)	(0.0228)	(0.0326)	(0.0285)	(0.0175)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%[2]	0.22%	0.59%[2]	2.30%	3.31%	2.89%	1.76%

Ratios to Average Net Assets
Total expenses	0.81%[3]	0.79%	0.82%[3]	0.61%	0.62%	0.66%	0.74%

Total expenses after fees waived, reimbursed and paid indirectly	0.39%[3]	0.43%	0.43%[3]	0.39%	0.39%	0.39%	0.39%

Net investment income	0.02%[3]	0.24%	1.15%[3]	2.30%	3.26%	2.88%	1.73%

Supplemental Data
Net assets, end of period (000)	$54,754	$59,520	$103,465	$114,696	$156,005	$99,173	$74,329

	Service Shares
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
				2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0005	0.0044	0.0200	0.0298	0.0256	0.0145
Dividends from net investment income	(0.0000)	(0.0005)	(0.0044)	(0.0200)	(0.0298)	(0.0256)	(0.0145)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.05%	0.44%[2]	2.02%	3.03%	2.60%	1.46%

Ratios to Average Net Assets
Total expenses	1.03%[3]	1.04%	1.06%[3]	0.86%	0.88%	0.92%	0.99%

Total expenses after fees waived, reimbursed and paid indirectly	0.41%[3]	0.59%	0.73%[3]	0.67%	0.67%	0.68%	0.69%

Net investment income	0.00%[3]	0.05%	0.89%[3]	2.07%	2.98%	2.57%	1.45%

Supplemental Data
Net assets, end of period (000)	$17,454	$19,373	$23,791	$25,401	$43,013	$56,955	$59,794

See Notes to Financial Statements.

44	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Financial Highlights (continued)	BlackRock New Jersey Municipal
Money Market Portfolio

	Investor A Shares
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
				2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0006	0.0045	0.0200	0.0298	0.0255	0.0138
Dividends from net investment income	(0.0000)	(0.0006)	(0.0045)	(0.0200)	(0.0298)	(0.0255)	(0.0138)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.06%	0.45%[2]	2.02%	3.03%	2.58%	1.39%

Ratios to Average Net Assets
Total expenses	0.90%[3]	0.92%	0.93%[3]	0.86%	0.87%	1.02%	1.11%

Total expenses after fees waived, reimbursed and paid indirectly	0.41%[3]	0.59%	0.69%[3]	0.67%	0.67%	0.69%	0.75%

Net investment income	0.00%[3]	0.06%	0.92%[3]	1.96%	2.99%	2.56%	1.40%

Supplemental Data
Net assets, end of period (000)	$11,885	$15,025	$23,381	$27,216	$30,250	$17,662	$15,027

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2010	45

Financial Highlights (continued)	BlackRock North Carolina Municipal
Money Market Portfolio

	Institutional Shares
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
				2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0009	0.0052	0.0234	0.0336	0.0299	0.0185
Dividends from net investment income	(0.0001)	(0.0009)	(0.0052)	(0.0234)	(0.0336)	(0.0299)	(0.0185)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%[2]	0.09%	0.52%[2]	2.37%	3.42%	3.04%	1.87%

Ratios to Average Net Assets
Total expenses	0.69%[3]	0.73%	0.77%[3]	0.67%	0.68%	0.70%	0.80%

Total expenses after fees waived, reimbursed and paid indirectly	0.29%[3]	0.30%	0.34%[3]	0.30%	0.30%	0.30%	0.30%

Net investment income	0.02%[3]	0.10%	0.98%[3]	2.31%	3.36%	3.00%	1.84%

Supplemental Data
Net assets, end of period (000)	$55,166	$74,251	$79,880	$60,404	$66,246	$61,086	$56,017

	Service Shares
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
				2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0003	0.0037	0.0207	0.0307	0.0270	0.0155
Dividends from net investment income	(0.0000)	(0.0003)	(0.0037)	(0.0207)	(0.0307)	(0.0270)	(0.0155)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.03%	0.37%[2]	2.08%	3.12%	2.73%	1.56%

Ratios to Average Net Assets
Total expenses	1.08%[3]	0.98%	1.01%[3]	0.92%	0.94%	0.98%	1.07%

Total expenses after fees waived, reimbursed and paid indirectly	0.31%[3]	0.41%	0.63%[3]	0.58%	0.58%	0.60%	0.60%

Net investment income	0.00%[3]	0.06%	0.75%[3]	2.09%	3.10%	2.61%	1.69%

Supplemental Data
Net assets, end of period (000)	$523	$165	$3,172	$3,156	$1,295	$656	$6,923

See Notes to Financial Statements.

46	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Financial Highlights (continued)	BlackRock North Carolina Municipal
Money Market Portfolio

	Investor A Shares
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
				2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0001	0.0032	0.0190	0.0298	0.0264	0.0151
Dividends from net investment income	(0.0000)	(0.0001)	(0.0032)	(0.0190)	(0.0298)	(0.0264)	(0.0151)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.01%	0.32%[2]	1.92%	3.03%	2.67%	1.52%

Ratios to Average Net Assets
Total expenses	1.11%[3]	1.12%	1.18%[3]	1.08%	1.02%	1.10%	1.15%

Total expenses after fees waived, reimbursed and paid indirectly	0.31%[3]	0.39%	0.73%[3]	0.74%	0.67%	0.66%	0.64%

Net investment income	0.00%[3]	0.01%	0.61%[3]	1.98%	2.98%	2.64%	1.51%

Supplemental Data
Net assets, end of period (000)	$104	$106	$168	$155	$189	$316	$321

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2010	47

Financial Highlights (continued)	BlackRock Ohio Municipal
Money Market Portfolio

	Institutional Shares
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
				2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0029	0.0071	0.0245	0.0336	0.0297	0.0182
Dividends from net investment income	(0.0003)	(0.0029)	(0.0071)	(0.0245)	(0.0336)	(0.0297)	(0.0182)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.03%[2]	0.29%	0.72%[2]	2.48%	3.41%	3.01%	1.83%

Ratios to Average Net Assets
Total expenses	0.77%[3]	0.75%	0.73%[3]	0.62%	0.62%	0.67%	0.73%

Total expenses after fees waived, reimbursed and paid indirectly	0.39%[3]	0.41%	0.42%[3]	0.39%	0.39%	0.39%	0.39%

Net investment income	0.06%[3]	0.29%	1.37%[3]	2.41%	3.35%	2.99%	1.79%

Supplemental Data
Net assets, end of period (000)	$85,704	$149,659	$179,038	$137,274	$101,325	$131,016	$88,697

	Service Shares
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
				2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0009	0.0058	0.0217	0.0308	0.0268	0.0152
Dividends from net investment income	(0.0000)	(0.0009)	(0.0058)	(0.0217)	(0.0308)	(0.0268)	(0.0152)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.09%	0.57%[2]	2.20%	3.13%	2.72%	1.53%

Ratios to Average Net Assets
Total expenses	1.00%[3]	1.02%	0.99%[3]	0.87%	0.87%	0.92%	0.98%

Total expenses after fees waived, reimbursed and paid indirectly	0.45%[3]	0.62%	0.71%[3]	0.67%	0.67%	0.68%	0.69%

Net investment income	0.00%[3]	0.10%	1.33%[3]	2.11%	3.09%	2.65%	1.50%

Supplemental Data
Net assets, end of period (000)	$3,624	$4,591	$14,636	$26,403	$8,199	$5,647	$10,224

See Notes to Financial Statements.

48	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Financial Highlights (continued)	BlackRock Ohio Municipal
Money Market Portfolio

	Investor A Shares
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
				2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0011	0.0057	0.0217	0.0308	0.0267	0.0150
Dividends from net investment income	(0.0001)	(0.0011)	(0.0057)	(0.0217)	(0.0308)	(0.0267)	(0.0150)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%[2]	0.11%	0.58%[2]	2.20%	3.13%	2.70%	1.51%

Ratios to Average Net Assets
Total expenses	0.88%[3]	0.88%	0.90%[3]	0.87%	0.87%	1.01%	1.06%

Total expenses after fees waived, reimbursed and paid indirectly	0.43%[3]	0.60%	0.70%[3]	0.67%	0.67%	0.69%	0.71%

Net investment income	0.03%[3]	0.12%	1.29%[3]	2.13%	3.08%	2.67%	1.47%

Supplemental Data
Net assets, end of period (000)	$4,892	$13,318	$24,902	$41,209	$22,201	$20,267	$20,893

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2010	49

Financial Highlights (continued)	BlackRock Pennsylvania Municipal
Money Market Portfolio

	Institutional Shares
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
				2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0005	0.0047	0.0222	0.0329	0.0290	0.0178
Dividends from net investment income	(0.0000)	(0.0005)	(0.0047)	(0.0222)	(0.0329)	(0.0290)	(0.0178)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.06%	0.48%[2]	0.24%	3.34%	2.94%	1.79%

Ratios to Average Net Assets
Total expenses	0.75%[3]	0.75%	0.75%[3]	0.58%	0.59%	0.64%	0.72%

Total expenses after fees waived, reimbursed and paid indirectly	0.32%[3]	0.39%	0.46%[3]	0.42%	0.42%	0.42%	0.42%

Net investment income	0.00%[3]	0.07%	0.93%[3]	2.21%	3.29%	2.92%	1.78%

Supplemental Data
Net assets, end of period (000)	$271,527	$332,387	$589,724	$535,882	$500,402	$464,708	$430,376

	Service Shares
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
				2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	(0.0000)	0.0033	0.0194	0.0301	0.0261	0.0148
Dividends from net investment income	(0.0000)	(0.0000)	(0.0033)	(0.0194)	(0.0301)	(0.0261)	(0.0148)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.33%[2]	1.96%	3.06%	2.65%	1.49%

Ratios to Average Net Assets
Total expenses	0.91%[3]	0.91%	0.92%[3]	0.83%	0.84%	0.89%	0.97%

Total expenses after fees waived, reimbursed and paid indirectly	0.32%[3]	0.46%	0.74%[3]	0.70%	0.70%	0.71%	0.72%

Net investment income	0.00%[3]	0.00%	0.69%[3]	1.94%	3.01%	2.63%	1.47%

Supplemental Data
Net assets, end of period (000)	$26,637	$27,166	$52,127	$52,654	$55,934	$44,406	$34,219

See Notes to Financial Statements.

50	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Financial Highlights (continued)	BlackRock Pennsylvania Municipal
Money Market Portfolio

	Investor A Shares
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
				2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0001	0.0035	0.0194	0.0300	0.0259	0.0155
Dividends from net investment income	(0.0000)	(0.0001)	(0.0035)	(0.0194)	(0.0300)	(0.0259)	(0.0155)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.01%	0.35%[2]	1.96%	3.05%	2.62%	1.56%

Ratios to Average Net Assets
Total expenses	0.84%[3]	0.85%	0.86%[3]	0.83%	0.85%	1.01%	0.96%

Total expenses after fees waived, reimbursed and paid indirectly	0.32%[3]	0.44%	0.71%[3]	0.70%	0.71%	0.73%	0.65%

Net investment income	0.00%[3]	0.01%	0.72%[3]	1.68%	3.00%	2.49%	1.64%

Supplemental Data
Net assets, end of period (000)	$19,875	$22,109	$34,483	$36,708	$33,490	$28,542	$72,079

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2010	51

Financial Highlights (concluded)	BlackRock Virginia Municipal
Money Market Portfolio

	Institutional Shares
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
				2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0011	0.0041	0.0228	0.0336	0.0295	0.0181
Dividends from net investment income	(0.0001)	(0.0011)	(0.0041)	(0.0228)	(0.0336)	(0.0295)	(0.0181)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%[2]	0.12%	0.42%[2]	2.31%	3.42%	2.99%	1.83%

Ratios to Average Net Assets
Total expenses	0.81%[3]	0.80%	0.79%[3]	0.65%	0.67%	0.75%	0.92%

Total expenses after fees waived, reimbursed and paid indirectly	0.29%[3]	0.32%	0.35%[3]	0.30%	0.30%	0.29%	0.30%

Net investment income	0.02%[3]	0.13%	0.92%[3]	2.30%	3.37%	3.03%	1.84%

Supplemental Data
Net assets, end of period (000)	$30,782	$42,326	$75,817	$90,845	$81,190	$71,518	$24,169

	Service Shares
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,		Period April 24, 2006[4] to September 30, 2006[5]	Period May 13, 2005[4] to June 27, 2005[6]
				2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0001	0.0031	0.0201	0.0307	0.0104	0.0023
Dividends from net investment income	(0.0000)	(0.0001)	(0.0031)	(0.0201)	(0.0307)	(0.0104)	(0.0023)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.02%	0.31%[2]	2.02%	3.11%	1.05%[2]	0.23%[2]

Ratios to Average Net Assets
Total expenses	1.07%[3]	100.00%	0.98%[3]	0.89%	0.91%	1.09%[3]	1.18%[3]

Total expenses after fees waived, reimbursed and paid indirectly	0.31%[3]	0.48%	0.53%[3]	0.58%	0.58%	0.58%[3]	0.60%[3]

Net investment income	0.00%[3]	0.01%	0.38%[3]	2.39%	3.14%	3.11%[3]	1.96%[3]

Supplemental Data
Net assets, end of period (000)	$105	$33	$675	$234	$1,488	$— [5]	$— [6]

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Aggregate total investment return.

3	Annualized.

4	Reissuance of shares.

5	There were no Service Shares outstanding during the period May 3, 2006 to June 1, 2006.

6	There were no Service Shares outstanding as of September 30, 2005.

See Notes to Financial Statements.

52	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock FundsSM (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. As of September 30, 2010, the Trust had 24 series, of which BlackRock Money Market Portfolio (“Money Market”), BlackRock U.S. Treasury Money Market Portfolio (“U.S. Treasury”), BlackRock Municipal Money Market Portfolio (“Municipal”), BlackRock New Jersey Municipal Money Market Portfolio (“New Jersey Municipal”), BlackRock North Carolina Municipal Money Market Portfolio (“North Carolina Municipal”), BlackRock Ohio Municipal Money Market Portfolio (“Ohio Municipal”), BlackRock Pennsylvania Municipal Money Market Portfolio (“Pennsylvania Municipal”) and BlackRock Virginia Municipal Money Market Portfolio (“Virginia Municipal”) (collectively the “Funds” or individually a “Fund”) are included in these financial statements. Each of the Funds, except Money Market, U.S. Treasury and Municipal, is non-diversified. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require the use of management accruals and estimates. Actual results may differ from these estimates. Each Fund may offer Shares of Institutional, Service, Investor A, Investor B and Investor C classes. In addition, Money Market and Municipal may offer Hilliard Lyons Shares. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Hilliard Lyons, Investor A, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available for purchase through exchanges, dividend reinvestment or the purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. The Funds seek to maintain their net asset value per share at $1.00, although there is no assurance that they will be able to do so on a continuing basis.

Repurchase Agreements: The Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by each Fund’s custodian. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis. Income and realized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains, if any, are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax returns remains open for the two years ended September 30, 2008, the period ended March 31, 2009 and the year ended March 31, 2010. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or its classes. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of a Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is

BLACKROCK FUNDS	SEPTEMBER 30, 2010	53

Notes to Financial Statements (continued)

responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee at the following annual rates of each Fund’s average daily net assets as follows: 0.45% of the first $1 billion, 0.40% of the next $1 billion, 0.375% of the next $1 billion and 0.35% of the assets in excess of $3 billion.

The Manager contractually and/or voluntarily agreed to waive and/or reimburse fees or expenses, excluding dividend expense, interest expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses. The expense limitations as a percentage of net assets are as follows:

	Money Market		U.S. Treasury	Municipal		New Jersey Municipal
	Contractual[1]	Voluntary[2]	Contractual[1]	Contractual[1]	Voluntary[2]	Contractual[1]
Institutional	0.42%	—	0.41%	0.42%	—	0.39%
Service	0.72%	—	0.71%	0.72%	—	0.69%
Hilliard Lyons	0.91%	0.76%	N/A	0.66%	0.49%	N/A
Investor A	0.89%	—	0.88%	0.89%	—	0.96%
Investor B	1.49%	—	N/A	N/A	N/A	N/A
Investor C	1.49%	—	N/A	N/A	N/A	N/A

	North Carolina Municipal	Ohio Municipal	Pennsylvania Municipal	Virginia Municipal
	Contractual[1]	Contractual[1]	Contractual[1]	Contractual[1]
Institutional	0.30%	0.39%	0.42%	0.30%
Service	0.60%	0.69%	0.72%	0.60%
Hilliard Lyons	N/A	N/A	N/A	N/A
Investor A	0.87%	0.96%	0.99%	0.87%[3]
Investor B	N/A	N/A	N/A	N/A
Investor C	N/A	N/A	N/A	N/A

1	The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement until August 1, 2011 unless approved by the Board, including a majority of the non-interested Trustees.

2	The voluntary waiver or reimbursement may be reduced or discontinued at any time.

3	Fund currently active but no assets in share class.

The Manager entered into separate sub-advisory agreements with BlackRock Institutional Management Corporation (“BIMC”), an indirect wholly owned subsidiary of BlackRock. The Manager pays BIMC, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Funds to the Manager.

If during a Fund’s fiscal year, the operating expenses of a share class that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the amount of fees waived or expenses reimbursed during those prior two years under the agreement, provided that: (1) the Fund of which the share class is a part has more than $50 million in assets for the fiscal year; and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On September 30, 2010, the amounts subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring March 31,
	2011	2012	2013
Money Market	$1,827,271	$2,727,670	$1,081,942
U.S. Treasury	$842,125	$1,086,807	$538,628
Municipal	$401,511	$633,840	$233,845
New Jersey Municipal	$277,606	$404,267	$159,346
North Carolina Municipal	$144,856	$308,045	$128,512
Ohio Municipal	$319,776	$654,056	$230,272
Pennsylvania Municipal	$975,994	$1,433,988	$548,461
Virginia Municipal	$181,759	$290,714	$91,333

The Trust, on behalf of the Funds, has entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Funds pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee
Service	0.25%	—
Hilliard Lyons	0.25%	—
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%

54	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Notes to Financial Statements (continued)

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Hilliard Lyons, Investor A, Investor B and Investor C shareholders.

The Manager and BRIL voluntarily agreed to waive management and service fees and reimburse operating expenses to enable the Funds to maintain a minimum daily net investment income dividend. These amounts are reported in the Statements of Operations as fees waived by advisor, service fees waived—class specific and transfer agent fees reimbursed—class specific. The Manager and BRIL may discontinue the waiver or reimbursement at any time.

For the period ended September 30, 2010, affiliates received the following contingent deferred sales charges relating to transactions in Investor A, Investor B and Investor C Shares—$13, $27,758 and $9,038, respectively, for Money Market.

PFPC Trust Company (“PTC”) serves as custodian for each Fund. On July 1, 2010, The Bank of New York Mellon Corporation purchased PTC, which prior to this date was an indirect, wholly owned subsidiary and an affiliate of the Manager. For these services, the custodian receives a fee computed daily and payable monthly, based on a percentage of the average daily gross assets of each Fund. The fee is paid at the following annual rates: 0.0025% of the first $2 billion and 0.002% of average daily gross assets in excess of $2 billion; plus per transaction charges and other miscellaneous fees incurred on behalf of each Fund. For the period ended September 30, 2010, the Funds paid the following to affiliates in return for these services, which are included in custodian in the Statements of Operations:

Money Market	$10,793
U.S. Treasury	$8,613
Municipal	$2,645
New Jersey Municipal	$1,676
North Carolina Municipal	$996
Ohio Municipal	$2,306
Pennsylvania Municipal	$3,786
Virginia Municipal	$789

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) (formerly PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”)), serves as transfer agent and dividend disbursing agent. On July 1, 2010, The Bank of New York Mellon Corporation purchased PNCGIS, which prior to this date was an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager. Transfer agency fees borne by the Funds are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services. Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliated entities receive an fee that could vary depending on, among other things, shareholder accounts, share class and net assets.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the period ended September 30, 2010, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent—class specific in the Statements of Operations.

Call Center	Share Classes
	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$566	$802	$169	$5,186	$612	$553	$7,888
U.S. Treasury	$197	$212	—	$272	—	—	$681
Municipal	$66	$90	$110	$21	—	—	$287
New Jersey Municipal	$28	$47	—	$32	—	—	$107
North Carolina Municipal	$84	—	—	$3	—	—	$87
Ohio Municipal	$165	—	—	$19	—	—	$184
Pennsylvania Municipal	$342	$34	—	$47	—	—	$423
Virginia Municipal	$17	—	—	—	—	—	$17

BNYMIS and the Manager act as co-administrators for the Funds. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The combined administration fee

BLACKROCK FUNDS	SEPTEMBER 30, 2010	55

Notes to Financial Statements (continued)

is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of the average daily net assets in excess of $1 billion. In addition, each of the share classes is charged an administration fee based on the following percentages of average daily net assets of each respective class: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of the average daily net assets in excess of $1 billion. In addition, BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class, which are included in administration fees waived and administration fees waived—class specific in the Statements of Operations. For the period ended September 30, 2010, the Funds paid the following to affiliates in return for these services, which are included in administration and administration—class specific in the Statements of Operations:

Money Market	$455,513
U.S. Treasury	$187,966
Municipal	$74,347
New Jersey Municipal	$37,411
North Carolina Municipal	$28,023
Ohio Municipal	$53,101
Pennsylvania Municipal	$148,837
Virginia Municipal	$14,840

For the period ended September 30, 2010, the following tables show the various types of class specific expenses borne directly by each class of each Fund and any associated waivers or reimbursements of those expenses.

	Share Classes
Administration Fees	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$39,756	$48,357	$10,921	$42,618	$1,314	$2,967	$145,933
U.S. Treasury	$25,872	$18,593	—	$11,933	—	—	$56,398
Municipal	$7,281	$6,458	$7,470	$356	—	—	$21,565
New Jersey Municipal	$7,214	$2,266	—	$1,689	—	—	$11,169
North Carolina Municipal	$8,268	$26	—	$13	—	—	$8,307
Ohio Municipal	$14,146	$513	—	$1,085	—	—	$15,744
Pennsylvania Municipal	$38,279	$3,569	—	$2,516	—	—	$44,364
Virginia Municipal	$4,357	$12	—	—	—	—	$4,369

Money Market, U.S. Treasury, Municipal, New Jersey Municipal, North Carolina Municipal, Ohio Municipal, Pennsylvania Municipal and Virginia Municipal affiliates earned $107,009, $40,625, $16,855, $7,804, $6,090, $11,612, $32,176 and $3,397, respectively, in administration fees which are included as a component of administration—class specific in the Statements of Operations.

	Share Classes
Administration Fees Waived	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$39,756	$48,357	$10,921	$42,618	$1,314	$2,967	$145,933
U.S. Treasury	$25,872	$18,593	—	$11,933	—	—	$56,398
Municipal	$7,281	$6,458	$7,457	$141	—	—	$21,337
New Jersey Municipal	$7,214	$2,266	—	$594	—	—	$10,074
North Carolina Municipal	$8,268	$26	—	$13	—	—	$8,307
Ohio Municipal	$14,145	$495	—	$185	—	—	$14,825
Pennsylvania Municipal	$38,279	$3,569	—	$2,516	—	—	$44,364
Virginia Municipal	$4,357	$12	—	—	—	—	$4,369

	Share Classes
Service and Distribution Fees	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$483,583	$109,208	$426,012	$52,499	$118,424	$1,189,726
U.S. Treasury	$185,928	—	$119,333	—	—	$305,261
Municipal	$64,577	$74,698	$3,564	—	—	$142,839
New Jersey Municipal	$22,662	—	$16,884	—	—	$39,546
North Carolina Municipal	$256	—	$132	—	—	$388
Ohio Municipal	$5,134	—	$10,853	—	—	$15,987
Pennsylvania Municipal	$35,685	—	$25,158	—	—	$60,843
Virginia Municipal	$125	—	—	—	—	$125

56	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Notes to Financial Statements (continued)

	Share Classes
Service Fees Waived	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$483,582	$109,208	$426,012	$52,499	$118,424	$1,189,725
U.S. Treasury	$185,928	—	$119,333	—	—	$305,261
Municipal	$64,576	$74,698	$3,564	—	—	$142,838
New Jersey Municipal	$22,660	—	$16,882	—	—	$39,542
North Carolina Municipal	$256	—	$132	—	—	$388
Ohio Municipal	$5,133	—	$10,066	—	—	$15,199
Pennsylvania Municipal	$35,684	—	$25,157	—	—	$60,841
Virginia Municipal	$125	—	—	—	—	$125

	Share Classes
Transfer Agent Fees	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$265,566	$285,349	$64,962	$167,719	$12,209	$15,661	$811,466
U.S. Treasury	$152,994	$74,637	—	$7,937	—	—	$235,568
Municipal	$49,153	$43,488	$46,972	$375	—	—	$139,988
New Jersey Municipal	$47,267	$11,581	—	$176	—	—	$59,024
North Carolina Municipal	$6,631	$161	—	$98	—	—	$6,890
Ohio Municipal	$85,255	$2,617	—	$157	—	—	$88,029
Pennsylvania Municipal	$256,520	$10,562	—	$258	—	—	$267,340
Virginia Municipal	$12,124	$35	—	—	—	—	$12,159

Money Market, U.S. Treasury, Municipal, New Jersey Municipal, North Carolina Municipal, Ohio Municipal, Pennsylvania Municipal and Virginia Municipal affiliates earned $342,684, $124,369, $33,031, $27,979, $2,848, $38,314, $123,796 and $4,526, respectively, in transfer agent fees which are included as a component of transfer agent—class specific in the Statements of Operations.

	Share Classes
Transfer Agent Fees Waived	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$567	$802	$169	$5,186	$612	$553	$7,889
U.S. Treasury	$197	$212	—	$272	—	—	$681
Municipal	$66	$90	$109	$5	—	—	$270
New Jersey Municipal	$28	$47	—	$8	—	—	$83
North Carolina Municipal	$84	—	—	$3	—	—	$87
Ohio Municipal	$166	—	—	$1	—	—	$167
Pennsylvania Municipal	$342	$34	—	$48	—	—	$424
Virginia Municipal	$17	—	—	—	—	—	$17

	Share Classes
Transfer Agent Fees Reimbursed	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$264,983	$261,094	$62,737	$141,379	$10,959	$13,514	$754,666
U.S. Treasury	$152,796	$74,424	—	$7,661	—	—	$234,881
Municipal	$49,086	$32,654	$37,082	$56	—	—	$118,878
New Jersey Municipal	$47,238	$9,409	—	$29	—	—	$56,676
North Carolina Municipal	$6,548	$140	—	$88	—	—	$6,776
Ohio Municipal	$85,088	$1,344	—	$13	—	—	$86,445
Pennsylvania Municipal	$256,177	$10,528	—	$211	—	—	$266,916
Virginia Municipal	$12,106	$27	—	—	—	—	$12,133

BLACKROCK FUNDS	SEPTEMBER 30, 2010	57

Notes to Financial Statements (continued)

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Trust’s Chief Compliance Officer.

3. Capital Loss Carryforward:

As of March 31, 2010, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Expiring March 31,
	2015	2017	Total
Municipal	$4,486	$4,110	$8,596
North Carolina Municipal	$7,587	$15,916	$23,503

4. Market and Credit Risk:

The New Jersey Municipal, North Carolina Municipal, Ohio Municipal, Pennsylvania Municipal and Virginia Municipal invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value as recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

5. Capital Shares Transactions:

The number of shares sold, reinvested and redeemed correspond to the net proceeds from the sale of shares, reinvestment of dividends and cost of shares redeemed, respectively, since shares are redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

Money Market	Six Months Ended September 30, 2010	Year Ended March 31, 2010
Institutional
Shares sold	547,237,242	1,053,858,684
Shares issued in reinvestment of dividends and distributions	1,243	25,198

Total issued	547,238,485	1,053,883,882
Shares redeemed	(642,529,413)	(1,163,538,633)

Net decrease	(95,290,928)	(109,654,751)

Service
Shares sold	373,489,053	838,919,700
Shares issued in reinvestment of dividends and distributions	106	16,596

Total issued	373,489,159	838,936,296
Shares redeemed	(370,094,739)	(988,292,371)

Net increase (decrease)	3,394,420	(149,356,075)

Hilliard Lyons
Shares sold	37,908,863	77,975,257
Shares issued in reinvestment of dividends and distributions	97	40,498

Total issued	37,908,960	78,015,755
Shares redeemed	(132,313,255)	(121,421,274)

Net decrease	(94,404,295)	(43,405,519)

Investor A
Shares sold	89,060,330	166,976,669
Shares issued in reinvestment of dividends and distributions	622	137,529

Total issued	89,060,952	167,114,198
Shares redeemed	(117,805,541)	(319,315,308)

Net decrease	(28,744,589)	(152,201,110)

Investor B
Shares sold	3,122,687	4,531,753
Shares issued in reinvestment of dividends and distributions	20	4,697

Total issued	3,122,707	4,536,450
Shares redeemed	(5,184,572)	(16,473,435)

Net decrease	(2,061,865)	(11,936,985)

Investor C
Shares sold	21,471,769	19,555,348
Shares issued in reinvestment of dividends and distributions	30	13,930

Total issued	21,471,799	19,569,278
Shares redeemed	(16,599,253)	(48,712,634)

Net increase (decrease)	4,872,546	(29,143,356)

58	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Notes to Financial Statements (continued)

U.S. Treasury	Six Months Ended September 30, 2010	Year Ended March 31, 2010
Institutional
Shares sold	359,455,325	694,024,717
Shares issued in reinvestment of dividends and distributions	21	417

Total issued	359,455,346	694,025,134
Shares redeemed	(392,479,976)	(734,115,640)

Net decrease	(33,024,630)	(40,090,506)

Service
Shares sold	230,875,148	346,946,453
Shares issued in reinvestment of dividends and distributions	100	3,797

Total issued	230,875,248	346,950,250
Shares redeemed	(228,157,312)	(410,701,740)

Net increase (decrease)	2,717,936	(63,751,490)

Investor A
Shares sold	52,927,429	119,803,062
Shares issued in reinvestment of dividends and distributions	422	12,048

Total issued	52,927,851	119,815,110
Shares redeemed	(41,064,939)	(130,807,380)

Net increase (decrease)	11,862,912	(10,992,270)

Municipal
Institutional
Shares sold	76,575,669	162,417,350
Shares issued in reinvestment of dividends	528	2,045

Total issued	76,576,197	162,419,395
Shares redeemed	(94,261,304)	(196,620,060)

Net decrease	(17,685,107)	(34,200,665)

Service
Shares sold	52,302,929	143,563,542
Shares issued in reinvestment of dividends	2	3,174

Total issued	52,302,931	143,566,716
Shares redeemed	(55,999,301)	(141,146,199)

Net increase (decrease)	(3,696,370)	2,420,517

Hilliard Lyons
Shares sold	31,635,625	91,702,909
Shares issued in reinvestment of dividends	83	86,808

Total issued	31,635,708	91,789,717
Shares redeemed	(111,760,284)	(119,081,305)

Net decrease	(80,124,576)	(27,291,588)

Investor A
Shares sold	2,927,078	17,012,141
Shares issued in reinvestment of dividends	61	1,424

Total issued	2,927,139	17,013,565
Shares redeemed	(3,937,117)	(18,871,215)

Net decrease	(1,009,978)	(1,857,650)

New Jersey Municipal
Institutional
Shares sold	63,419,280	154,865,004
Shares issued in reinvestment of dividends and distributions	1	7,062

Total issued	63,419,281	154,872,066
Shares redeemed	(68,174,666)	(198,835,214)

Net decrease	(4,755,385)	(43,963,148)

Service
Shares sold	1,377,432	3,076,955
Shares issued in reinvestment of dividends and distributions	—	2,511

Total issued	1,377,432	3,079,466
Shares redeemed	(3,314,311)	(7,501,769)

Net decrease	(1,936,879)	(4,422,303)

Investor A
Shares sold	5,467,663	42,794,670
Shares issued in reinvestment of dividends and distributions	328	11,801

Total issued	5,467,991	42,806,471
Shares redeemed	(8,600,846)	(51,165,964)

Net decrease	(3,132,855)	(8,359,493)

North Carolina Municipal
Institutional
Shares sold	95,699,486	205,782,107
Shares issued in reinvestment of dividends	4,507	52,798

Total issued	95,703,993	205,834,905
Shares redeemed	(114,788,741)	(211,462,939)

Net decrease	(19,084,748)	(5,628,034)

Service
Shares sold	733,999	1,009,939
Shares issued in reinvestment of dividends	—	907

Total issued	733,999	1,010,846
Shares redeemed	(375,293)	(4,018,802)

Net increase (decrease)	358,706	(3,007,956)

BLACKROCK FUNDS	SEPTEMBER 30, 2010	59

Notes to Financial Statements (concluded)

North Carolina Municipal (concluded)	Six Months Ended September 30, 2010	Year Ended March 31, 2010
Investor A
Shares sold	200	15,281
Shares issued in reinvestment of dividends	—	15

Total issued	200	15,296
Shares redeemed	(2,118)	(77,155)

Net decrease	(1,918)	(61,859)

Ohio Municipal
Institutional
Shares sold	247,241,042	854,606,055
Shares issued in reinvestment of dividends and distributions	37	6,853

Total issued	247,241,079	854,612,908
Shares redeemed	(311,196,620)	(884,026,188)

Net decrease	(63,955,541)	(29,413,280)

Service
Shares sold	6,544,650	32,155,535
Shares issued in reinvestment of dividends and distributions	—	1,357

Total issued	6,544,650	32,156,892
Shares redeemed	(7,511,537)	(42,203,769)

Net decrease	(966,887)	(10,046,877)

Investor A
Shares sold	10,386,038	58,315,535
Shares issued in reinvestment of dividends and distributions	1,129	24,966

Total issued	10,387,167	58,340,501
Shares redeemed	(18,812,308)	(69,929,877)

Net decrease	(8,425,141)	(11,589,376)

Pennsylvania Municipal
Institutional
Shares sold	203,885,835	404,690,400
Shares issued in reinvestment of dividends and distributions	—	939

Total issued	203,885,835	404,691,339
Shares redeemed	(264,745,436)	(662,028,050)

Net decrease	(60,859,601)	(257,336,711)

Service
Shares sold	27,076,964	69,889,304
Shares issued in reinvestment of dividends and distributions	4	536

Total issued	27,076,968	69,889,840
Shares redeemed	(27,605,855)	(94,850,744)

Net decrease	(528,887)	(24,960,904)

Investor A
Shares sold	13,365,281	31,723,969
Shares issued in reinvestment of dividends and distributions	4	2,689

Total issued	13,365,285	31,726,658
Shares redeemed	(15,599,357)	(44,101,113)

Net decrease	(2,234,072)	(12,374,455)

Virginia Municipal
Institutional
Shares sold	47,073,083	114,568,740
Shares issued in reinvestment of dividends and distributions	290	5,710

Total issued	47,073,373	114,574,450
Shares redeemed	(58,617,789)	(148,067,438)

Net decrease	(11,544,416)	(33,492,988)

Service
Shares sold	72,351	76,251
Shares issued in reinvestment of dividends and distributions	—	67

Total issued	72,351	76,318
Shares redeemed	—	(717,815)

Net increase (decrease)	72,351	(641,497)

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

60	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock FundsSM (the “Trust”) met on April 20, 2010 and May 18-19, 2010 to consider the approval of the Trust’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Trust’s investment advisor, with respect to each of the Money Market Portfolios of the Trust (each, a “Fund,” and together, the “Funds”). The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Institutional Management Corporation (the “Sub-Advisor”), with respect to each Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also has one ad hoc committee, the Joint Product Pricing Committee, which consists of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who are not “interested persons” of their respective funds.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Funds by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

From time to time throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Funds and their shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Funds for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to each Fund’s investment objective, policies and restrictions; (e) the Trust’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund and institutional account product channels, as applicable; and (l) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process:  Prior to the April 20, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to periodically review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each Fund to BlackRock; (f) sales and redemption data regarding each Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 20, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 20, 2010 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 18-19, 2010 Board meeting.

At an in-person meeting held on May 18-19, 2010, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust with respect to each Fund and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to each Fund, each for a one-year term ending June 30, 2011. In approving the

BLACKROCK FUNDS	SEPTEMBER 30, 2010	61

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) economies of scale; and (e) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of portfolio holdings of each Fund, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock:  The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, and the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing Fund performance and each Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each Fund. BlackRock and its affiliates and significant shareholders provide the Funds with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In addition to investment advisory services, BlackRock and its affiliates provide the Funds with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock:  The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April 20, 2010 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fundas compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of each Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted that, in general, the Ohio Municipal Money Market Portfolio and the Virginia Municipal Money Market Portfolio each performed better than its Peers in that the Fund’s performance was at or above the median of its Lipper Performance Universe in two of the one-, three- and five-year periods reported.

The Board noted that although the Money Market Portfolio and the U.S. Treasury Money Market Portfolio each underperformed its Peers in two of the one-, three- and five-year periods reported, underperformance for at least one of the periods was within 5% of the respective Lipper Performance Universe median return of the Fund’s Peers. The Board and BlackRock discussed BlackRock’s strategy for improving each Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist each Fund’s portfolio managers and to improve each Fund’s performance.

The Board noted that although the New Jersey Municipal Money Market Portfolio underperformed its Peers in each of the one-, three- and five-year periods reported, such underperformance was within 5% of the Lipper Performance Universe median return of its Peers for at least two of the periods. The Board and BlackRock discussed BlackRock’s strategy for improving the Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Fund’s portfolio managers and to improve the Fund’s performance.

62	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

The Board noted that the Municipal Money Market Portfolio, the North Carolina Municipal Money Market Portfolio and the Pennsylvania Municipal Money Market Portfolio each performed below the median of its Lipper Performance Universe in each of the one-, three- and five-year periods reported. The Board and BlackRock reviewed the reasons for each Fund’s underperformance during these periods compared with its Peers. The Board was informed that, among other things, each Fund’s portfolio managers substantially tightened Fund credit guidelines and increased the Fund’s normal overnight liquidity to near emergency levels during 2007, 2008 and 2009. This has negatively impacted each Fund’s performance for the one-, three- and five-year periods. The Board and BlackRock discussed BlackRock’s strategy for improving each Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist each Fund’s portfolio managers and to improve each Fund’s performance.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with each Fund:  The Board, including the Independent Board Members, reviewed each Fund’s contractual advisory fee rate compared with the other funds in its Lipper category. It also compared each Fund’s total expenses, as well as actual management fees, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Funds. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s profitability with respect to the Funds and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information was available, the Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Ohio Municipal Money Market Portfolio’s contractual advisory fee rate was lower than or equal to the median contractual advisory fee rate paid by its Peers, in each case before taking into account any expense reimbursements or fee waivers.

The Board noted that the Pennsylvania Municipal Money Market Portfolio’s contractual advisory fee rate was above the median contractual advisory fee rate paid by its Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Fund’s contractual advisory fee rate was reasonable relative to the median contractual advisory fee rate paid by its Peers.

The Board noted that the contractual advisory fee rate of each of the Municipal Money Market Portfolio, the New Jersey Municipal Money Market Portfolio, the North Carolina Municipal Money Market Portfolio, the U.S. Treasury Money Market Portfolio and the Virginia Municipal Money Market Portfolio was above the median contractual advisory fee rate paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that each Fund’s actual advisory fee rate, after giving effect to any expense reimbursements or fee waivers by BlackRock, and/or other parties if applicable, was lower than or equal to the median actual advisory fee rate paid by the Fund’s Peers, after giving effect to any expense reimbursements or fee waivers.

The Board noted that the Money Market Portfolio’s contractual advisory fee rate was above the median contractual advisory fee rate paid by its Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that although the Fund’s actual total expenses, after giving effect to any expense reimbursements or fee waivers by BlackRock, and/or other parties if applicable, were above the median actual total expenses of its Peers, after giving effect to any expense reimbursements or fee waivers, they were in the third quartile.

BLACKROCK FUNDS	SEPTEMBER 30, 2010	63

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded)

The Board also noted that with respect to the New Jersey Municipal Money Market Portfolio, the North Carolina Municipal Money Market Portfolio, the Ohio Municipal Money Market Portfolio, the Pennsylvania Municipal Money Market Portfolio, the U.S. Treasury Money Market Portfolio and the Virginia Municipal Money Market Portfolio, BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Fund’s total operating expenses as a percentage of the Fund’s average daily net assets, on a class-by-class basis, as applicable, and that with respect to the Money Market Portfolio and the Municipal Money Market Portfolio, BlackRock has contractually and/or voluntarily agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Fund’s total operating expenses as a percentage of the Fund’s average daily net assets, on a class-by-class basis, as applicable. The Board further noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that BlackRock and the Funds’ distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. This waiver and/or reimbursement may be discontinued at any time without notice.

D. Economies of Scale:  The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase. The Board also considered the extent to which each Fund benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Fund.

E. Other Factors Deemed Relevant by the Board Members:  The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Funds, including for administrative, transfer agency and distribution services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain mutual fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock completed the acquisition of a complex of exchange-traded funds (“ETFs”) on December 1, 2009, and that BlackRock’s funds may invest in such ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that a Fund’s fees and expenses are too high or if they are dissatisfied with the performance of a Fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2011 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to each Fund for a one-year term ending June 30, 2011. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

64	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Officers and Trustees

David O. Beim, Trustee

Richard S. Davis, Trustee

Ronald W. Forbes, Co-Chair of the Board and Trustee

Henry Gabbay, Trustee

Dr. Matina S. Horner, Trustee

Rodney D. Johnson, Co-Chair of the Board and Trustee

Herbert I. London, Trustee and Member of the Audit Committee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Jr., Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Chair of the Audit Committee and Trustee

Frederick W. Winter, Trustee and Member of the Audit Committee

John M. Perlowski, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Jeffery Holland, CFA, Vice President

Brendan Kyne, Vice President

Christopher Stavrakos, CFA, Vice President

Brian Schmidt, Vice President

Simon Mendelson, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Brian P. Kindelan, Chief Compliance Officer

Howard B. Surloff, Secretary

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisor

BlackRock Institutional Management Corporation

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Accounting Agent, Co-Administrator and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

PFPC Trust Company

Wilmington, DE 19809

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Trust

100 Bellevue Parkway LLP

Wilmington, DE 19809

Effective September 24, 2010, John M. Perlowski became President and Chief Executive Officer of the Trust.

BLACKROCK FUNDS	SEPTEMBER 30, 2010	65

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock website at http://www.blackrock.com/ edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission’s (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

66	BLACKROCK FUNDS	SEPTEMBER 30, 2010

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS	SEPTEMBER 30, 2010	67

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global SmallCap Fund	BlackRock Natural Resources Trust
BlackRock Asset Allocation Portfolio†	BlackRock Health Sciences Opportunities Portfolio	BlackRock Pacific Fund
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund	BlackRock Science & Technology Opportunities Portfolio
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*	BlackRock Small Cap Core Equity Portfolio
BlackRock Capital Appreciation Fund	BlackRock International Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Index Fund	BlackRock Small Cap Growth Fund II
BlackRock Equity Dividend Fund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock EuroFund	BlackRock International Value Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Focus Growth Fund	BlackRock Large Cap Core Fund	BlackRock S&P 500 Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Plus Fund	BlackRock S&P 500 Stock Fund
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock World Gold Fund
BlackRock Global Growth Fund	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Global Opportunities Portfolio	BlackRock Mid Cap Value Opportunities Fund

Fixed Income Funds

BlackRock Bond Index Fund	BlackRock High Yield Bond Portfolio	BlackRock Managed Income Portfolio
BlackRock Bond Portfolio	BlackRock Income Portfolio†	BlackRock Multi-Sector Bond Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Floating Rate Income Portfolio	BlackRock Intermediate Government	BlackRock Strategic Income Opportunities Portfolio
BlackRock GNMA Portfolio	Bond Portfolio	BlackRock Total Return Fund
BlackRock Global Dividend Income Portfolio†	BlackRock International Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock Government Income Portfolio	BlackRock Long Duration Bond Portfolio	BlackRock World Income Fund
BlackRock High Income Fund	BlackRock Low Duration Bond Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Insured Fund	BlackRock Ohio Municipal Bond Portfolio
BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Intermediate Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios		BlackRock LifePath Portfolios
Conservative Prepared Portfolio	2015	2035	Retirement	2040
Moderate Prepared Portfolio	2020	2040	2020	2045
Growth Prepared Portfolio	2025	2045	2025	2050
Aggressive Growth Prepared Portfolio	2030	2050	2030	2055
			2035

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

68	BLACKROCK FUNDS	SEPTEMBER 30, 2010

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds' current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7762. The Funds’ current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

MM-9/10-SAR

Item 2	–	Code of Ethics – Not Applicable to this semi-annual report

Item 3	–	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4	–	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–

Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

11(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

12(a)(1)	–	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2)	–	Certifications – Attached hereto

12(a)(3)	–	Not Applicable

12(b)	–	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of BlackRock Funds

Date: December 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: December 1, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: December 1, 2010